                                   Evergreen
                                  Money Market
                                     Funds

                    (Photo of mountains, stream, and trees)

                               1997 Annual Report

                       (Evergreen Tree Symbol Goes Here)
                              Evergreen Funds (sm)
                                   Since 1932

                                    EVERGREEN
(Evergreen Graphic
  Goes Here)

                               TABLE OF CONTENTS

Letter to Shareholders...............................      1
FUND AT A GLANCE
  Evergreen Money Market Fund........................      2
  Evergreen Pennsylvania Tax-Free Money Market
     Fund............................................      3
  Evergreen Tax Exempt Money Market
     Fund............................................      4
  Evergreen Treasury Money Market Fund...............      5
FINANCIAL HIGHLIGHTS
  Evergreen Money Market Fund........................      6
  Evergreen Pennsylvania Tax-Free Money Market
     Fund............................................      9
  Evergreen Tax Exempt Money Market
     Fund............................................     10
  Evergreen Treasury Money Market Fund...............     11
SCHEDULES OF INVESTMENTS
  Evergreen Money Market Fund........................     12
  Evergreen Pennsylvania Tax-Free Money Market
     Fund............................................     17
  Evergreen Tax Exempt Money Market
     Fund............................................     20
  Evergreen Treasury Money Market Fund...............     29
Statements of Assets and Liabilities.................     31
Statements of Operations.............................     32
Statements of Changes in Net Assets..................     33
Combined Notes to Financial Statements...............     35
Report of Independent Accountants--
  Price Waterhouse LLP...............................     41
Independent Auditors' Report--
  KPMG Peat Marwick LLP..............................     42
Federal Income Tax Status of Distributions...........     43

                            ABOUT EVERGREEN KEYSTONE

Since 1971, the Evergreen Funds have been providing investors with a proven, value-driven approach to equity investment management. For over 60 years of changing economic conditions, Keystone has taken pride in helping investors meet their financial goals through a broad range of financial products and services. Combined, Evergreen Keystone offers over 70 funds designed to meet a broad range of objectives, including fixed-income, balanced, growth and income, and aggressive growth. Assets under management total more than $30 billion.

                                    EVERGREEN

                             LETTER TO SHAREHOLDERS       (Evergreen Graphic
                                  October 1997                Goes Here)

                     (Photo of William M Ennis Goes Here)

                                WILLIAM M. ENNIS

Dear Shareholders:

Money market funds did their job during the past year.

During a period when both the stock and bond markets delivered generous returns, although with some short-term instability, money market funds provided investors with an opportunity to receive competitive current income, to maintain liquidity, and to have a safe harbor from the fluctuations of riskier parts of the capital markets.

During the year, the U.S. economy continued its extraordinary performance. Unemployment neared 24-year lows, the Gross Domestic Product grew strongly, and consumer confidence soared. Through it all, inflation remained benign, despite the exceptional growth and low unemployment.

This near-perfect environment was interrupted briefly in March when Federal Reserve Board Chairman Alan Greenspan, in an appearance before Congress, suggested that it was necessary that the Federal Reserve Board raise short-term rates to curb potential inflation. On March 25, the board did just that, raising the Fed Funds rate by one-quarter of one-percent. Subsequently, the economy continued its healthy, non-inflationary pace of growth, and the board did not change rates again for the remainder of your fund's fiscal year, which ended on August 31, 1997.

In the bond market, after the rates jumped up in March, they started a gradual decline during the following two months. As measured by the three-month Treasury Bill, interest rates bottomed out at 4.84% on June 2, then climbed steadily before closing at 5.22% on the final business day of August.

Throughout this period, your Evergreen money market funds retained their $1.00 net asset values, while income tended to move with changes in market rates. These funds proved to be an excellent place for assets of those investors who wanted a relatively safe place for their money, either because they wanted liquidity or because they were concerned about volatility in the markets.

I am delighted to inform you that Evergreen Keystone has successfully integrated all service functions of Evergreen and Keystone Funds. This means that you now have full exchange privileges among all Evergreen and Keystone America funds. In addition, you will be receiving the top-flight service that earned Evergreen Keystone the 1996 Dalbar Quality Tested Service Seal, the highest award for mutual fund service presented by Dalbar, an independent mutual fund survey and rating firm.

In the following pages, we provide specific information about each Evergreen money market fund. We present this information in a new format that makes information easily accessible. We are very interested in hearing your thoughts on this new format, and we welcome your suggestions.

                                         Sincerely,

                                         /s/ Bill Ennis

                                         WILLIAM M. ENNIS
                                         MANAGING DIRECTOR

                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
  Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997

[CAPTION]

PERFORMANCE
                                              AVERAGE ANNUALIZED TOTAL
                                                      RETURNS                            YIELDS & DISTRIBUTIONS
                                             --------------------------                  -----------------------
SHARE     INCEPTION                          3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    1 YEAR1    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A        1/4/95     4.95%       --         --        --        5.10%           4.91%            4.90%           $0.05
  B       1/26/95     4.22%     -0.78%       --        --        4.36%1          4.20%            4.20%           $0.04

  C        8/1/97       --        --         --        --          --            4.20%            4.20%           $0.0042

  K        8/1/97       --        --         --        --          --            4.90%             --             $0.0042

  Y       11/2/87     5.27%       --       5.34%     4.54%       5.91%           5.20%            5.20%           $0.05

1 THE PERFORMANCE SHOWN REFLECTS THE APPLICABLE CDSC (CONTINGENT DEFERRED SALES
  CHARGE).
2 THE 12-MONTH DISTRIBUTION IS CUMULATIVE SINCE INCEPTION FOR CLASS C AND CLASS
  K SHARES.


PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $3,465,323,866

AVERAGE MATURITY:                 80 days

OBJECTIVE: Stability of principal and competitive income

STRATEGY: Invests in high quality
            money market instruments


                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

U.S. Gov't and other Agency      0.5%
Bankers' Acceptance              3.7%
Corp. Notes/Bonds                5.5%
Certificates of Deposit         12.9%
Commercial Paper                77.4%

PORTFOLIO MANAGER
                  Ethel B. Sutton joined Lieber & Co. in 1985 and has fifteen years experience managing portfolios of money market
                  instruments. At Lieber & Co., she is Vice President-
                  Investments of Evergreen Money Market Trust, which she has
(Photo of         managed since its inception in 1987. Prior to joining Lieber &
Ethel B.          Co., Mrs. Sutton was Money Market Manager from 1980-1985 for
Sutton            Avco Corporation's Paul Revere Life Insurance Company and its
Appears           U.S. and Canadian subsidiaries, as well as for the credit life
Here)             and casualty companies of Avco Financial Services. Mrs. Sutton is a graduate of Mount Holyoke College where she received a B.A. degree in English.
ETHEL B. SUTTON

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                   PENNSYLVANIA TAX-FREE MONEY MARKET FUND    (Evergreen Graphic
                                                                 Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997

[CAPTION]

PERFORMANCE
                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                                 ------------------------------             ---------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A       8/22/95     3.05%       --        --        3.10%           2.89%            2.87%           $0.03
  Y       8/15/91     3.15%     3.31%     2.87%       2.98%           2.99%            2.97%           $0.03

PORTFOLIO CHARACTERISTICS
TOTAL NET ASSETS (ALL CLASSES):   $67,704,382

AVERAGE MATURITY:                 40 days

OBJECTIVE: Stability of principal and tax-free income

STRATEGY: Invests in short-term tax-free securities issued in Pennsylvania

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

General Market Notes          4.5%
Put or Option Tender Bonds    8.0%
Cash Equivalents              8.5%
Revenue & General
 Obligation Bonds            22.5%
Variable Rate Notes          56.5%



PORTFOLIO MANAGER
              Diane Beaver joined First Union in 1992. Ms. Beaver has over 14 years of investment experience. She currently manages the Pennsylvania Tax-Free Money Market Fund, co-manages the Evergreen Institutional Tax-Free Money Market Fund, and is responsible for purchasing municipal bonds for individual trust accounts. Ms. Beaver is an active participant in the Carolina Women in Investments organization. She graduated from Lenoir Ryhne College in 1973 with a B.A. in History and Sociology.
 (Photo of
Diane Beaver
 Goes Here)
DIANE BEAVER

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND
(Evergreen Graphic
  Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997

[CAPTION]

PERFORMANCE
                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                                 ----------------------------              -----------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION
  A        1/5/95     3.13%       --        --        3.24%           2.89%            2.93%           $0.03
  Y       11/2/88     3.44%     3.52%     3.13%       4.13%           3.19%            3.23%           $0.03

PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $1,044,426,214

AVERAGE MATURITY:                 36 days

OBJECTIVE: Stability of principal and tax-free income

STRATEGY: Invests in short-term municipal securities


                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)


(Pie chart appears here with the following plot points.)


Anticipation Notes           4.2%
Commercial Paper and Bonds   7.0%
Put Bonds                   15.5%
Variable Rate Demand Notes  73.3%

PORTFOLIO MANAGER
              Steven C. Shachat joined Lieber & Co. in 1988 and has been managing short-term tax-exempt investments. He is Portfolio Manager of Evergreen Tax-Exempt Money Market Fund and Evergreen Short-Intermediate Municipal Fund. Prior to joining Lieber & Co., Mr. Shachat was employed by Mitchell Hutchings Asset Management Inc., a subsidiary of Paine Webber Inc., as a Portfolio Manager of the Paine Webber Resource Management Account Tax-Free Fund. His previous experience was with Donald Sheldon & Co., a firm specializing in tax-exempt securities. Mr. Shachat earned a B.S. degree from Boston University.


   (Photo of
Steven C. Shachat
   Goes Here)
STEVEN C. SHACHAT

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                            TREASURY MONEY MARKET FUND  (Evergreen Graphic
                                                            Goes Here)

                                FUND AT A GLANCE
                             As of August 31, 1997

[CAPTION]

PERFORMANCE

                                   AVERAGE ANNUALIZED TOTAL
                                           RETURNS                            YIELDS & DISTRIBUTIONS
                               --------------------------------           -------------------------------
SHARE     INCEPTION               3         5         SINCE        7-DAY YIELD     30-DAY YIELD       12-MONTH
CLASS       DATE      1 YEAR    YEARS     YEARS     INCEPTION     (ANNUALIZED)     (ANNUALIZED)     DISTRIBUTION

  A        3/6/91     4.82%     4.98%     4.17%       4.27%           4.87%            4.89%           $0.05
  Y        3/6/91     5.14%     5.30%     4.48%       4.57%           5.18%            5.18%           $0.05

PORTFOLIO CHARACTERISTICS

TOTAL NET ASSETS (ALL CLASSES):   $3,031,680,413

AVERAGE MATURITY:                 51 days

OBJECTIVE: Stability of principal and current income

STRATEGY: Invests in short-term U.S. Treasuries and repurchase agreements

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(Pie chart appears here with the following plot points.)

Mutual Fund Shares      1.4%
U.S. Treasury Notes    27.6%
Repurchase Agreements    71%

PORTFOLIO MANAGER
              Kellie Allen has over 11 years of investment experience. She is Vice President and Fixed Income Portfolio Manager. She manages three money market and short-term funds as well as several separately managed accounts and has responsibility for a total of $2.4 billion in assets. Ms. Allen started at First Union as an equity trader in 1986. Prior to joining First Union, she worked as an equity trader for First Tennessee Bank in Memphis, TN.


 (Photo of
Kellie Allen
 Goes Here)
KELLIE ALLEN

AN INVESTMENT IN THE FUND IS NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE. YIELDS WILL FLUCTUATE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
  Goes Here)

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 JANUARY 4, 1995
                                                                                         YEAR ENDED              (COMMENCEMENT OF
                                                                                         AUGUST 31,            CLASS OPERATIONS) TO
                                                                                      1997         1996          AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.................................................   $ 1.00       $ 1.00              $ 1.00
Net investment income.............................................................     0.05         0.05                0.03
Less distributions to shareholders from net investment income.....................    (0.05)       (0.05)              (0.03)
NET ASSET VALUE END OF YEAR.......................................................   $ 1.00       $ 1.00              $ 1.00
Total return......................................................................     4.95%        5.05%               3.53%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................................     0.79%        0.75%               0.81%(a)
  Total expenses excluding indirectly paid expenses...............................     0.79%          --                  --
  Total expenses excluding waivers and/or reimbursements..........................     0.88%        0.89%               1.02%(a)
  Net investment income...........................................................     4.87%        4.86%               5.26%(a)
NET ASSETS END OF YEAR (MILLIONS).................................................   $2,803       $1,755              $  685

(a) Annualized.

                                                                                                                  JANUARY 26, 1995
                                                                                          YEAR ENDED              (COMMENCEMENT OF
                                                                                          AUGUST 31,            CLASS OPERATIONS) TO
                                                                                       1997         1996          AUGUST 31, 1995
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR..................................................   $ 1.00       $ 1.00              $ 1.00
Net investment income..............................................................     0.04         0.04                0.03
Less distributions to shareholders from net investment income......................    (0.04)       (0.04)              (0.03)
NET ASSET VALUE END OF YEAR........................................................   $ 1.00       $ 1.00              $ 1.00
Total return (a)...................................................................     4.22%        4.31%               2.78%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................................................................     1.49%        1.45%               1.51%(b)
  Total expenses excluding indirectly paid expenses................................     1.49%          --                  --
  Total expenses excluding waivers and/or reimbursements...........................     1.55%        1.59%               2.39%(b)
  Net investment income............................................................     4.16%        4.18%               4.54%(b)
NET ASSETS END OF YEAR (MILLIONS)..................................................   $   23       $   10              $    8

(a) Excluding applicable sales charges.
(b) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                MONEY MARKET FUND          (Evergreen Graphic
                                                                Goes Here)
                         FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                               AUGUST 1, 1997
                                                                                                              (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS) TO
                                                                                                              AUGUST 31, 1997
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD......................................................................          $ 1.00
Net investment income....................................................................................            0.00(c)
Less distributions to shareholders from net investment income............................................           (0.00)(c)
NET ASSET VALUE END OF PERIOD............................................................................          $ 1.00
Total return (a).........................................................................................            0.37%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................................................................................            1.67%(b)
  Total expenses excluding indirectly paid expenses......................................................            1.66%(b)
  Total expenses excluding waivers and/or reimbursements.................................................            1.69%(b)
  Net investment income..................................................................................            4.42%(b)
NET ASSETS END OF PERIOD (MILLIONS)......................................................................          $    5

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Represents an amount less than $0.01 per share.

                                                                                                               AUGUST 1, 1997
                                                                                                              (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS) TO
                                                                                                              AUGUST 31, 1997
CLASS K SHARES
NET ASSET VALUE BEGINNING OF PERIOD......................................................................         $   1.00
Net investment income....................................................................................             0.00(c)
Less distributions to shareholders from net investment income............................................            (0.00)(c)
NET ASSET VALUE END OF PERIOD............................................................................         $   1.00
Total return (a).........................................................................................             0.38%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................................................................................             0.88%(b)
  Total expenses excluding indirectly paid expenses......................................................             0.87%(b)
  Total expenses excluding waivers and/or reimbursements.................................................             0.91%(b)
  Net investment income..................................................................................             4.90%(b)
NET ASSETS END OF PERIOD (THOUSANDS).....................................................................         $    105

(a) Excluding applicable sales charges.
(b) Annualized.
(c) Represents an amount less than $0.01 per share.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                MONEY MARKET FUND
(Evergreen Graphic
    Goes Here)
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                     YEAR ENDED AUGUST 31,
                                                                                   1997       1996       1995
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..............................................   $ 1.00     $ 1.00     $ 1.00
                                                                                  =======    =======    =======
Net investment income..........................................................     0.05       0.05       0.05
Less distributions to shareholders from net investment income..................    (0.05)     (0.05)     (0.05)
                                                                                  -------    -------    -------
NET ASSET VALUE END OF YEAR....................................................   $ 1.00     $ 1.00     $ 1.00
                                                                                  =======    =======    =======
Total return...................................................................     5.27%      5.36%      5.38%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................     0.48%      0.45%      0.53%
  Total expenses excluding indirectly paid expenses............................     0.48%        --         --
  Total expenses excluding waivers and/or reimbursements.......................     0.54%      0.59%      0.73%
  Net investment income........................................................     5.13%      5.16%      5.26%
NET ASSETS END OF YEAR (MILLIONS)..............................................   $  635     $  671     $  283

                                                                                     TEN MONTHS
                                                                                 AUGUST 31, 1994(B)
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..............................................        $ 1.00
                                                                                        ======
Net investment income..........................................................          0.03
Less distributions to shareholders from net investment income..................         (0.03)
                                                                                        ------
NET ASSET VALUE END OF YEAR....................................................        $ 1.00
                                                                                        ======
Total return...................................................................          2.92%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................          0.32%(a)
  Total expenses excluding indirectly paid expenses............................            --
  Total expenses excluding waivers and/or reimbursements.......................          0.71%(a)
  Net investment income........................................................          3.46%(a)
NET ASSETS END OF YEAR (MILLIONS)..............................................        $  273

                                                                             YEAR ENDED OCTOBER 31,
                                                                             -----------------------
                                                                1993       1992       1991       1990       1989
CLASS Y SHARES (continued)
NET ASSET VALUE BEGINNING OF YEAR...........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                               =======    =======    =======    =======    =======
Net investment income.......................................     0.03       0.04       0.07       0.08       0.09
Less distributions to shareholders from net investment
  income....................................................    (0.03)     (0.04)     (0.07)     (0.08)     (0.09)
                                                                -------   --------   --------   --------   --------
NET ASSET VALUE END OF YEAR.................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                =======   ========   ========   ========
Total return................................................     3.23%      4.23%      6.73%      8.40%      9.39%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................     0.39%      0.36%      0.30%      0.35%      0.38%
  Total expenses excluding indirectly paid expenses.........       --         --         --         --         --
  Total expenses excluding waivers and/or reimbursements....     0.71%      0.72%      0.70%      0.69%      0.75%
  Net investment income.....................................     3.19%      4.18%      6.53%      8.08%      9.42%
NET ASSETS END OF YEAR (MILLIONS)...........................   $  299     $  358     $  438     $  458     $  408

                                                                NOVEMBER 2, 1987
                                                                (COMMENCEMENT OF
                                                                CLASS OPERATIONS)
                                                                TO OCTOBER 31,
                                                                1988

CLASS Y SHARES (continued)
NET ASSET VALUE BEGINNING OF YEAR...........................         $ 1.00
                                                                     =======
Net investment income.......................................           0.07
Less distributions to shareholders from net investment
  income....................................................          (0.07)
                                                                     -------
NET ASSET VALUE END OF YEAR.................................         $ 1.00
                                                                     =======
Total return................................................           7.37%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses............................................           0.43%(a)
  Total expenses excluding indirectly paid expenses.........             --
  Total expenses excluding waivers and/or reimbursements....           0.93%(a)
  Net investment income.....................................           7.26%(a)
NET ASSETS END OF YEAR (MILLIONS)...........................         $  161

(a)  Annualized.
(b) The Fund changed its fiscal year end from October 31 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                   PENNSYLVANIA TAX-FREE MONEY MARKET FUND
                                                            (Evergreen Graphic
                                                                 Goes Here)
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 AUGUST 22, 1995
                                                                                            SIX MONTHS           (COMMENCEMENT OF
                                                                       YEAR ENDED              ENDED           CLASS OPERATIONS) TO
                                                                     AUGUST 31, 1997    AUGUST 31, 1996 (B)     FEBRUARY 29, 1996
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.................................       $  1.00              $  1.00                 $ 1.00
                                                                         ========             ========                =======
Net investment income.............................................          0.03                 0.01                   0.02
Less distributions to shareholders from net investment income.....         (0.03)               (0.01)                 (0.02)
                                                                          -------             --------                -------
NET ASSET VALUE END OF YEAR.......................................       $  1.00              $  1.00                 $ 1.00
                                                                         ========             ========                =======
Total return......................................................          3.05%                1.49%                  1.72%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................          0.60%                0.55%(a)               0.47%(a)
  Total expenses excluding indirectly paid expenses...............          0.60%                  --                     --
  Total expenses excluding waivers and/or reimbursements..........          0.89%                0.96%(a)               1.08%(a)
Net investment income.............................................          3.01%                2.97%(a)               3.14%(a)
NET ASSETS END OF YEAR (MILLIONS).................................       $    36              $    22                 $    4

(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.

                                                   SIX MONTHS          YEAR ENDED
                              YEAR ENDED              ENDED           FEBRUARY 29,      YEAR ENDED FEBRUARY 28,
                            AUGUST 31, 1997    AUGUST 31, 1996 (B)        1996         1995       1994       1993
CLASS Y SHARES
NET ASSET VALUE BEGINNING
  OF YEAR................       $  1.00              $  1.00             $ 1.00       $ 1.00     $ 1.00     $ 1.00
                                ========             ========            =======      =======    =======    =======
Net investment income....          0.03                 0.01               0.03         0.03       0.02       0.03
Less distributions to
  shareholders from net
  investment income......         (0.03)               (0.01)             (0.03)       (0.03)     (0.02)     (0.03)
                                --------              -------            -------      --------   -------     -------
NET ASSET VALUE
  END OF YEAR............       $  1.00              $  1.00             $ 1.00       $ 1.00     $ 1.00     $ 1.00
                                =========            ========            =======      ========   =======    ========
Total return.............          3.15%                1.51%              3.55%        2.81%      2.10%      2.68%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses.........          0.50%                0.50%(a)           0.37%        0.33%      0.47%      0.35%
  Total expenses
    excluding indirectly
    paid
    expenses.............          0.50%                  --                 --           --         --         --
  Total expenses
    excluding waivers
    and/or
    reimbursements.......          0.60%                0.66%(a)           0.73%        1.05%      1.26%      1.07%
  Net investment
    income...............          3.10%                2.92%(a)           3.42%        3.09%      2.10%      2.62%
NET ASSETS END OF YEAR
  (MILLIONS).............       $    32              $    48             $   83       $   44     $   14     $   16

                             AUGUST 15, 1991
                            (COMMENCEMENT OF
                           CLASS OPERATIONS) TO
                            FEBRUARY 29, 1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING
  OF YEAR................         $ 1.00
                                  =======
Net investment income....           0.02
Less distributions to
  shareholders from net
  investment income......          (0.02)
                                  --------
NET ASSET VALUE
  END OF YEAR............         $ 1.00
                                  ========
Total return.............           2.20%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses.........           0.19%(a)
  Total expenses
    excluding indirectly
    paid
    expenses.............             --
  Total expenses
    excluding waivers
    and/or
    reimbursements.......           0.77%(a)
  Net investment
    income...............           3.90%(a)
NET ASSETS END OF YEAR
  (MILLIONS).............         $   21

(a) Annualized.
(b) The Fund changed its fiscal year end from February 28 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                               TAX EXEMPT MONEY MARKET FUND
(Evergreen Graphic
  Goes Here)
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                                         YEAR ENDED               JANUARY 5, 1995
                                                                                         AUGUST 31,               (COMMENCEMENT OF
                                                                                     -----------------          CLASS OPERATIONS) TO
                                                                                     1997          1996           AUGUST 31, 1995
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR................................................   $ 1.00        $ 1.00               $ 1.00
                                                                                    =======       =======              =======
Net investment income............................................................     0.03          0.03                 0.02
Less distributions to shareholders from net investment income....................    (0.03)        (0.03)               (0.02)
                                                                                    --------      -------              -------
NET ASSET VALUE END OF YEAR......................................................   $ 1.00        $ 1.00               $ 1.00
                                                                                    ========      =======              =======
Total return.....................................................................     3.13%         3.22%                2.24%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................................................     0.83%         0.79%                0.78%(a)
  Total expenses excluding indirectly paid expenses..............................     0.83%           --                   --
  Total expenses excluding waivers and/or reimbursements.........................     0.86%         0.90%                0.90%(a)
  Net investment income..........................................................     3.09%         3.14%                3.28%(a)
NET ASSETS END OF YEAR (MILLIONS)................................................   $  667        $  661               $  555

(a) Annualized.

                                                                             YEAR ENDED AUGUST 31,
                                                      1997     1996     1995     1994     1993     1992     1991     1990
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Net investment income..............................    0.03     0.03     0.04     0.02     0.03     0.04     0.05     0.06
Less distributions to shareholders from net
  investment income................................   (0.03)   (0.03)   (0.04)   (0.02)   (0.03)   (0.04)   (0.05)   (0.06)
NET ASSET VALUE END OF YEAR........................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Total return.......................................    3.44%    3.53%    3.59%    2.50%    2.61%    3.73%    5.46%    6.15%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................................    0.53%    0.49%    0.50%    0.34%    0.34%    0.32%    0.28%    0.31%
  Total expenses excluding indirectly paid
    expenses.......................................    0.53%      --       --       --       --       --       --       --
  Total expenses excluding waivers and/or
    reimbursements.................................    0.55%    0.60%    0.63%    0.64%    0.63%    0.63%    0.66%    0.71%
  Net investment income............................    3.37%    3.44%    3.53%    2.47%    2.58%    3.72%    5.23%    5.94%
NET ASSETS END OF YEAR (MILLIONS)..................  $  378   $  617   $  421   $  402   $  401   $  417   $  510   $  311

                                                      NOVEMBER 2,
                                                        1988
                                                    (COMMENCEMENT
                                                       OF CLASS
                                                      OPERATIONS)
                                                     TO AUGUST 31,
                                                         1989
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR..................     $  1.00
Net investment income..............................        0.05
Less distributions to shareholders from net
  investment income................................       (0.05)
NET ASSET VALUE END OF YEAR........................     $  1.00
Total return.......................................        5.51%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...................................        0.24%(a)
  Total expenses excluding indirectly paid
    expenses.......................................          --
  Total expenses excluding waivers and/or
    reimbursements.................................        0.79%(a)
  Net investment income............................        6.77%(a)
NET ASSETS END OF YEAR (MILLIONS)..................     $   109

(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                            TREASURY MONEY MARKET FUND

                                                    (Evergreen Graphic
                                                          Goes Here)

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                          EIGHT MONTHS
                                                          YEAR ENDED         ENDED                YEAR ENDED
                                                          AUGUST 31,       AUGUST 31,            DECEMBER 31,
                                                        1997      1996      1995 (B)       1994      1993      1992
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR....................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Net investment income................................    0.05      0.05        0.03         0.04      0.03      0.03
Less distributions to shareholders from net
  investment income..................................   (0.05)    (0.05)      (0.03)       (0.04)    (0.03)    (0.03)
NET ASSET VALUE END OF YEAR..........................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Total return.........................................    4.82%     4.98%       3.58%        3.75%     2.73%     3.36%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................    0.72%     0.69%       0.63%(a)     0.50%     0.48%     0.48%
  Total expenses excluding indirectly paid
    expenses.........................................    0.72%       --          --           --        --        --
  Total expenses excluding waivers and/or
    reimbursements...................................    0.72%     0.77%       0.79%(a)     0.78%     0.82%     0.82%
  Net investment income..............................    4.73%     4.76%       5.30%(a)     3.91%     2.70%     3.22%
NET ASSETS END OF YEAR (MILLIONS)....................  $2,485    $2,608      $1,178       $  755    $  261    $  209

                                                          MARCH 6, 1991
                                                         (COMMENCEMENT OF
                                                       CLASS OPERATIONS) TO
                                                        DECEMBER 31, 1991
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR....................         $ 1.00
Net investment income................................           0.04
Less distributions to shareholders from net
  investment income..................................          (0.04)
NET ASSET VALUE END OF YEAR..........................         $ 1.00
Total return.........................................           4.46%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................           0.47%(a)
  Total expenses excluding indirectly paid
    expenses.........................................             --
  Total expenses excluding waivers and/or
    reimbursements...................................           1.08%(a)
  Net investment income..............................           4.95%(a)
NET ASSETS END OF YEAR (MILLIONS)....................         $  100

(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.

                                                                          EIGHT MONTHS
                                                          YEAR ENDED         ENDED                YEAR ENDED
                                                          AUGUST 31,       AUGUST 31,            DECEMBER 31,
                                                        1997      1996      1995 (B)       1994      1993      1992
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Net investment income................................    0.05      0.05        0.04         0.04      0.03      0.04
Less distributions to shareholders from net
  investment income..................................   (0.05)    (0.05)      (0.04)       (0.04)    (0.03)    (0.04)
NET ASSET VALUE END OF YEAR..........................  $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00
Total return.........................................    5.14%     5.29%       3.78%        4.06%     3.04%     3.67%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................    0.42%     0.39%       0.33%(a)     0.20%     0.18%     0.17%
  Total expenses excluding indirectly paid
    expenses.........................................    0.42%       --          --           --        --        --
  Total expenses excluding waivers and/or
    reimbursements...................................    0.43%     0.47%       0.49%(a)     0.48%     0.52%     0.52%
  Net investment income..............................    5.02%     5.12%       5.60%(a)     3.78%     3.00%     3.61%
NET ASSETS END OF YEAR (MILLIONS)....................  $  547    $  760      $  277       $  163    $  366    $  286

                                                          MARCH 6, 1991
                                                         (COMMENCEMENT OF
                                                       CLASS OPERATIONS) TO
                                                        DECEMBER 31, 1991
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................         $ 1.00
Net investment income................................           0.05
Less distributions to shareholders from net
  investment income..................................          (0.05)
NET ASSET VALUE END OF YEAR..........................         $ 1.00
Total return.........................................           4.66%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................           0.20%(a)
  Total expenses excluding indirectly paid
    expenses.........................................             --
  Total expenses excluding waivers and/or
    reimbursements...................................           0.52%(a)
  Net investment income..............................           5.53%(a)
NET ASSETS END OF YEAR (MILLIONS)....................         $  265

(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                MONEY MARKET FUND
 (Evergreen Graphic
  Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
BANKERS' ACCEPTANCES-- 0.1%
  (cost $3,995,621)
$ 4,000,000   Bank Of Hawaii Nassau,
                5.63%, 9/8/97................... $    3,995,621

BANKERS' ACCEPTANCES--
  YANKEE & EURO DOLLAR-- 3.6%
 30,000,000   Bank Of Tokyo Mitsubishi
                Limited,
                5.70%, 12/31/97.................     29,425,250
 14,200,000   Dai-Ichi Kangyo Bank,
                5.70%, 12/9/97..................     13,977,415
              Fuji Bank Limited New York:
 10,000,000   5.62%, 2/2/98.....................      9,759,589
 13,000,000   5.70%, 1/5/98.....................     12,740,650
 10,000,000   5.77%, 1/5/98.....................      9,798,050
              Fuji Bank Limited:
 10,000,000   5.68%, 9/10/97....................      9,985,800
 16,000,000   5.74%, 10/6/97....................     15,910,711
  8,000,000   5.86%, 10/28/97...................      7,925,773
              Sanwa Bank Limited:
  5,700,000   5.63%, 12/2/97....................      5,617,990
  8,100,000   5.66%, 9/16/97....................      8,080,897
              TOTAL BANKERS' ACCEPTANCES--
                YANKEE & EURO DOLLAR
                (COST $123,222,125).............    123,222,125

CERTIFICATES OF DEPOSIT-- 12.9%
 25,000,000   Bank Brussels Lambert America
                Inc.,
                5.85%, 1/9/98...................     25,000,000
  5,000,000   Bank of New York,
                5.93%, 9/3/97...................      4,999,970
 50,000,000   Bank Of Nova Scotia,
                5.81%, 8/5/98...................     49,986,704
 25,000,000   Banque National De Paris,
                5.86%, 1/23/98..................     25,000,000
 25,000,000   Bayerische Vereinsbank AG,
                5.76%, 12/19/97.................     25,000,000
 25,000,000   Bayerische Vereinsbank AG, New
                York,
                6.15%, 5/11/98..................     25,000,000
 25,000,000   Canadian Imperial Bank of
                Commerce,
                5.70%, 1/2/98...................     25,000,000
  5,000,000   Commerzbank AG, New York
                Branch,
                5.67%, 9/18/97..................      4,999,704
              Deutsche Bank AG:
  5,000,000   5.91%, 3/17/98....................      4,999,226
 25,000,000   6.00%, 9/23/97....................     25,000,000
 25,000,000   National Bank of Canada,
                5.50%, 11/14/97.................     25,000,000


 PRINCIPAL
  AMOUNT                                            VALUE
CERTIFICATES OF DEPOSIT-- CONTINUED
$50,000,000   National Bank Of Canada, New
                York,
                6.00%, 6/26/98.................. $   50,000,000
              Rabobank Nederland N.V.:
  5,000,000   5.78%, 12/8/97....................      5,002,961
  1,000,000   5.99%, 3/24/98....................        998,835
              Societe Generale:
 25,000,000   5.70%, 12/16/97...................     25,000,000
 25,000,000   5.70%, 1/2/98.....................     25,000,000
 25,000,000   5.80%, 1/9/98.....................     25,000,000
 25,000,000   Societe Generale (New York),
                5.66%, 2/23/98..................     25,000,000
 50,000,000   Svenska Handlesbanken Inc.,
                5.96%, 8/13/98..................     49,981,880
              TOTAL CERTIFICATES OF DEPOSIT
                (COST $445,969,280).............    445,969,280

COMMERCIAL PAPER-- 77.4%
              AUTOMOTIVE EQUIPMENT &
                MANUFACTURING-- 0.6%
 22,500,000   BMW U.S. Capital Corp.,
                5.53%, 11/10/97.................     22,258,063
              BANK HOLDING COMPANIES-- 16.4%
  5,000,000   ABN Amro North America,
                5.52%, 11/10/97.................      4,946,333
 25,000,000   Bankers Trust Company,
                6.145%, 5/28/98.................     24,998,242
              Bankers Trust New York Corp.:
 25,000,000   5.48%, 10/20/97...................     24,813,528
 25,000,000   5.51%, 10/10/97...................     24,850,771
              Chiao Tung Bank:
 20,000,000   5.55%, 12/11/97...................     19,688,583
 24,900,000   5.57%, 11/3/97....................     24,657,287
 25,000,000   5.70%, 12/11/97...................     24,600,209
 50,000,000   5.75%, 10/9/97....................     49,696,528
              Export Import Bank Korea:
 46,500,000   5.63%, 10/10/97...................     46,216,389
 50,000,000   5.67%, 10/7/97....................     49,716,500
              Industrial Bank Korea:
 10,000,000   5.70%, 9/15/97....................      9,977,833
 10,000,000   5.70%, 10/7/97....................      9,943,000
 15,000,000   5.72%, 9/26/97....................     14,940,417
  9,700,000   5.78%, 11/4/97....................      9,600,327
 25,000,000   5.85%, 9/26/97....................     24,898,438
              Korea Development Bank:
 11,000,000   5.63%, 9/22/97....................     10,963,874
 40,000,000   5.65%, 9/3/97.....................     39,987,444
 25,000,000   5.70%, 10/7/97....................     24,857,500
 20,000,000   5.75%, 10/23/97...................     19,833,889
              Sumitomo Bank Capital Mkts., Inc.:
 26,223,000   5.70%, 10/6/97....................     26,077,681
 33,000,000   5.73%, 9/18/97....................     32,910,707

                                  (CONTINUED)

                                    EVERGREEN
                                MONEY MARKET FUND
                                                    (Evergreen Graphic
                                                         Goes Here)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
COMMERCIAL PAPER-CONTINUED
              BANK HOLDING COMPANIES-- CONTINUED

             Unifunding, Inc.:
 $30,400,000  5.51%, 10/21/97..................   $  30,167,355
  20,000,000  5.53%, 11/12/97..................      19,778,800
                                                    568,121,635


    CHEMICALS-- 0.4%
 15,000,000   Arco Chemical Company,
                5.55%, 11/7/97.................      14,845,063
    DIVERSIFIED COMPANIES-- 2.4%
 50,000,000   Duke Capital Corp.,
                5.55%, 10/6/97.................      49,730,208
 12,000,000   First Brands Commercial Inc. (a),
                5.54%, 9/5/97..................      11,992,613
 23,150,000   Mitsui & Co. (USA), Inc.,
                5.55%, 10/14/97................      22,996,535
                                                     84,719,356
              ELECTRONICS-- 3.5%

 10,000,000   Avnet, Inc.,
                5.53%, 9/29/97.................       9,956,989
     Orix America, Inc.,
     (LOC: Norinchukin Bank) (a):

 26,000,000   5.60%, 11/5/97...................      25,737,111
 44,675,000   5.62%, 11/6/97...................      44,214,699
  6,500,000   5.63%, 11/3/97...................       6,435,959
  9,300,000   5.70%, 9/15/97...................       9,279,385
              Seiko Corp,
                (LOC: Sumitomo Bank):
 10,000,000    5.66%, 9/16/97...................      9,976,417
 15,000,000    5.68%, 10/6/97...................     14,917,166
                                                    120,517,726

       ENERGY-- 2.1%
       CSW Credit Inc.:

 15,100,000    5.50%, 9/11/97..................      15,076,931
 15,300,000    5.50%, 9/16/97...................     15,264,937
 16,393,000    5.53%, 11/7/97...................     16,224,284

               Oglethorpe Power Company:

 11,799,000   5.55%, 9/18/97...................       11,768,077
 13,000,000   5.56%, 9/11/97...................       12,979,922
                                                      71,314,151


              FINANCE & INSURANCE-- 29.2%
 5,000,000    American Express Credit Corp.,
                5.53%, 9/12/97.................       4,991,551
              Aristar, Inc.:
 30,000,000   5.59%, 10/17/97..................      29,785,717
 22,000,000   5.60%, 9/2/97....................      21,996,578
 16,000,000   5.60%, 9/5/97....................      15,990,044
    750,000   Associates Corp. North America,
                6.63%, 11/15/97................         751,930


 PRINCIPAL
  AMOUNT                                            VALUE
COMMERCIAL PAPER-- CONTINUED
              FINANCE & INSURANCE-- CONTINUED
              Astro Capital Corp.,
                (LOC: Industrial Bank of
                Japan Ltd.):
$30,000,000   5.61%, 12/30/97..................    $ 29,439,000
 10,000,000   5.63%, 10/31/97..................       9,906,167
              Banner Receivables Corp.,
                (LOC: Republic Bank) (a):

 21,840,000   5.58%, 10/24/97.................      21,660,584
 32,000,000   5.60%, 10/14/97..................     31,785,956
 22,000,000   Crown International Finance,
                (LOC: Credit Suisse) (a)
                5.56%, 9/5/97..................     21,986,409
 10,000,000   Dynamic Funding Corp.,
                (LOC: Sumitomo Bank)
                 5.70%, 9/29/97...............       9,955,667
              Finova Capital Corp.:
 25,000,000   5.54%, 10/31/97..................     24,769,167
 15,000,000   5.55%, 10/10/97..................     14,909,812
 10,000,000   5.55%, 10/17/97..................      9,929,083
 15,000,000   5.55%, 11/12/97..................     14,833,500
 27,015,000   5.56%, 9/15/97...................     26,956,588
  2,000,000   Ford Motor Credit Company,
                5.54%, 10/28/97.................     1,982,457
  5,142,000   Fountain Square Commerce
                Funding,
                (LOC: Fifth Third Bank) (a)
                5.55%, 9/9/97..................      5,135,658
 40,000,000   FP Funding Corp.,
                (LOC: The Bank of
                Tokyo-Mitsubishi Ltd.) (a)
                5.57%, 9/30/97.................     39,820,522
  5,000,000  General Electric Capital Corp.,
               5.55%, 9/25/97.................       4,981,500
 16,076,000  Gotham  Funding Corp.,
               (LOC: Republic Bank)
               5.58%, 10/27/97................      15,936,460
             Green Tree Financial Corp.:
40,000,000   5.63%, 9/5/97....................      39,974,978
25,000,000   5.70%, 10/14/97..................      24,829,792
30,000,000   5.70%, 10/24/97..................      29,748,250
20,000,000   5.70%, 10/27/97..................      19,822,666
20,000,000   5.71%, 10/31/97..................      19,809,667
10,000,000   5.72%, 10/20/97..................       9,922,144
             Jet Funding Corp.,
               (LOC: Sanwa Bank):
15,000,000   5.63%, 9/30/97...................      14,931,971
40,300,000   5.70%, 9/30/97...................      40,114,956
15,000,000   5.72%, 9/30/97...................      14,930,883
10,000,000   KFW International Finance Inc.,
               5.49%, 10/20/97................       9,925,275


                                  (CONTINUED)

                                       13
(Evergreen Graphic
     Goes Here)
                                    EVERGREEN
                                MONEY MARKET FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997



 PRINCIPAL
  AMOUNT                                            VALUE

COMMERCIAL PAPER--continued
              FINANCE & INSURANCE-- CONTINUED
$25,000,000   Lehman Brothers Holdings, Inc.,
                5.82%, 11/26/97................    $24,652,417
 24,000,000   Market Street Funding Corp.,
                (LOC: Royal Bank of Canada) (a)
                5.53%, 10/14/97................     23,841,473
              Merrill Lynch & Company Inc.:
 50,000,000     5.52%, 9/29/97...................   49,785,333
  5,000,000     5.63%, 10/15/97..................    4,965,595
  5,000,000   Motorola Inc.,
                5.46%, 9/9/97..................      4,993,933
              Old Line Funding Corp.,
                (LOC: Dai-Ichi Kangyo Bank,
              Ltd.):

  50,000,000     5.53%, 10/3/97...................  49,754,222
  20,000,000     5.55%, 9/2/97 (a)................  19,996,917
              Progress Funding Corp.,
  30,000,000     5.64%, 10/22/97 (a)..............  29,760,300
                (LOC: Sumitomo Bank):
  20,000,000     5.63%, 9/12/97...................  19,965,594
   6,500,000     5.65%, 9/26/97...................   6,474,497
  22,750,000  Sanwa Business Credit Corp.,
                (LOC: Fuji Bank Ltd.)
                5.70%, 9/3/97..................     22,742,796

   5,000,000  Sara Lee Corp.,
                5.48%, 9/25/97.................      4,981,733
              Sigma Finance Inc. (a):
  50,000,000  5.53%, 9/22/97...................     49,838,708
  12,450,000  5.55%, 9/29/97...................     12,396,258
              Strait Capital Corp.,
                (LOC: The Bank of
                Tokyo-Mitsubishi Ltd.):
   9,924,000    5.62%, 10/15/97.................     9,855,833
  17,083,000    5.62%, 12/1/97..................    16,840,317
  25,668,000  Strategic Asset Funding Corp.,
                (LOC: Fuji Bank Ltd.)
                5.80%, 9/30/97.................     25,548,074
              Tri-Lateral Capital (USA), Inc.,
                (LOC: Industrial Bank of
                Japan Ltd.):
  34,270,000    5.65%, 10/6/97..................    34,081,753
   8,749,000    5.68%, 12/10/97.................     8,610,960
  11,800,000  Wood Street Funding Corp.,
                (LOC: Royal Bank of Canada)
                5.54%, 11/13/97................    11,667,440
                                                1,012,269,085
 PRINCIPAL
  AMOUNT                                            VALUE
 COMMERCIAL PAPER-- CONTINUED
              FOOD & BEVERAGE PRODUCTS-- 0.6%
   Cargill Financial Services Corp:
$10,000,000   5.40%, 10/10/97..................    $  9,941,500
 12,000,000   5.60%, 12/5/97...................      11,822,667
                                                     21,764,167

 HEALTHCARE PRODUCTS & SERVICES-- 0.2%
  8,000,000   Holy Cross Health System Corp.,
                5.55%, 10/16/97................       7,944,500

              INSURANCE-- 3.4%
              Equitable of Iowa:
 23,000,000   5.56%, 9/26/97...................     22,911,194
 23,000,000   5.56%, 9/29/97...................     22,900,538
            Safeco Credit Company Inc.:
 13,000,000   5.58%, 11/13/97..................     12,852,905
 35,000,000   5.62%, 11/7/97...................     34,633,920
 16,000,000   5.63%, 10/29/97..................     15,854,871
  8,000,000   5.63%, 10/31/97..................      7,924,933
                                                   117,078,361


              MACHINERY-- DIVERSIFIED-- 2.7%
 27,500,000   American Honda Finance Corp.,
               5.56%, 10/21/97................      27,287,639
              General Motors Acceptance Corp.:
 25,000,000    5.82%, 11/12/97..................    24,709,000
 25,000,000    5.84%, 10/14/97..................    24,825,760
 17,000,000   Mitsubishi Motors Credit of
              America, Inc.,
                (LOC: Republic Bank)
                5.68%, 9/15/97.................     16,962,449
                                                    93,784,848
              OIL-- 1.6%
 10,000,000   Fina Oil & Chemical Company,
                5.52%, 10/27/97................      9,914,133
 45,625,000   Koch Industries,
                5.51%, 10/2/97.................     45,408,522
                                                    55,322,655


              PHARMACEUTICALS-- 1.0%
              AC Acquisition Holding Co.:
 17,000,000     5.50%, 9/26/97 (a)...............   16,935,069
 14,000,000     5.50%, 10/7/97...................   13,923,000
  5,200,000     5.52%, 9/22/97 (a)...............    5,183,256
                                                    36,041,325

              PUBLISHING, BROADCASTING &
                  ENTERTAINMENT-- 4.3%
              Dun & Bradstreet Corp:
 14,000,000   5.65%, 9/17/97...................     13,964,844
 30,000,000   5.65%, 9/23/97...................     29,896,417



                                  (CONTINUED)

                                       14

                                    EVERGREEN
                                MONEY MARKET FUND

                                                    (Evergreen Graphic
                                                         Goes Here)

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997


 PRINCIPAL
  AMOUNT                                    VALUE

COMMERCIAL PAPER-- CONTINUED
              PUBLISHING, BROADCASTING & ENTERTAINMENT--
                 CONTINUED
 $22,700,000 Knight Ridder Inc.,
              5.58%, 10/3/97..............       $ 22,587,408
              Tribune Company (a):
  5,900,000   5.55%, 9/24/97................        5,879,080
 44,100,000   5.60%, 9/24/97................       43,942,220
 32,000,000   5.63%, 12/19/97...............       31,454,515
                                                  147,724,484
             REAL ESTATE-- 3.1%
 11,588,000  Four Embarcadero,
              (LOC: Sanwa Bank)
              5.62%, 11/13/97................     11,455,942
            MEC Finance USA, Inc. (a):

 20,000,000   5.53%, 10/17/97..................   19,858,678
 11,000,000   5.68%, 9/18/97...................   10,970,495
            Twin Towers, Inc.
 32,443,000   5.52%, 11/21/97..................   32,040,058
              (LOC: NatWest Bank):
 11,153,000   5.52%, 10/16/97..................   11,076,045
 17,325,000   5.54%, 9/24/97 (a)...............   17,263,679
  6,000,000   5.55%, 10/21/97..................    5,953,750
                                                 108,618,647
              RETAIL-- 2.3%
              Avon Capital Corp. (a):
 20,000,000   5.62%, 9/16/97...................   19,953,167
 30,000,000   5.62%, 9/17/97...................   29,925,066
 21,000,000   5.64%, 9/15/97...................   20,953,940
  7,000,000   Sothebys Inc.,
                5.58%, 9/22/97.................    6,977,215
                                                  77,809,388

              TELECOMMUNICATIONS-- 1.0%
  8,000,000   Ameritech Corp.,
                5.58%, 10/6/97.................    7,956,600
 25,000,000    GTE Corp.,
                5.54%, 9/26/97.................   24,903,819
                                                  32,860,419

              TEXTILE & APPAREL-- 0.2%
              Calcot Ltd.:
  3,000,000     5.58%, 9/11/97.................    2,995,350
  2,000,000     5.58%, 9/12/97.................    1,996,590
  3,000,000     5.60%, 9/12/97.................    2,994,867
                                                   7,986,807

               TRANSPORTATION-- 0.1%
  5,000,000   Harper Group, Inc. (The),
                5.64%, 10/14/97................    4,966,317

              CONTAINERS & PACKAGES-- 0.5%
              B.I. Funding, Inc.:
  6,200,000    5.52%, 10/8/97..................    6,164,825
  5,000,000    5.54%, 9/10/97..................    4,993,075
  6,200,000    5.55%, 10/16/97.................    6,156,988
                                                  17,314,888


 PRINCIPAL
  AMOUNT                                                   VALUE


COMMERCIAL PAPER-- CONTINUED
              LEASING-- 1.8%
$13,000,000   JLUS Funding Corp.,
               (LOC: Norinchukin Bank)
               5.67%, 9/17/97.................       $   12,967,240
              Shimizu International Finance,
               (LOC: Sanwa Bank):
 19,000,000     5.62%, 11/13/97..................        18,783,474
 14,000,000     5.67%, 9/12/97...................        13,975,745
 15,000,000     5.72%, 9/12/97...................        14,973,783
                                                         60,700,242

              TOTAL COMMERCIAL PAPER
                (COST $2,683,962,127).....            2,683,962,127
CORPORATE NOTES-- 5.5%
 25,000,000   Abbey National Treasury
               Services PLC,
               Medium Term Note,
               6.19%, 4/7/98..................           24,990,444
             BankBoston, Senior Medium
              Term Notes,

 25,000,000   5.74%, 4/21/98...................          25,000,000
 25,000,000   5.90%, 8/7/98....................          25,000,000
 50,000,000   6.05%, 7/17/98...................          50,000,000
  5,000,000  Federal Home Loan Bank,
              5.88%, 2/26/98.................             5,000,000
  5,000,000  Federal National Mortgage
                Association, Notes
              5.53%, 2/13/98...................           5,000,000
 25,000,000  Morgan Guaranty Trust Company
               New York,
                5.93%, 8/31/98.................          24,990,469
  5,000,000   Northern Trust Company Bank,
                Medium Term Note,
                5.96%, 6/17/98.................           5,001,062

 25,000,000   Student Loan Corp.,
                5.76%, 1/14/98.................          25,000,000
              TOTAL CORPORATE NOTES
                (COST $189,981,975)............         189,981,975
U.S. GOVERNMENT-- DISCOUNT-- 0.3%
  5,000,000  Federal Home Loan Mortgage
             Discount Notes,
                5.55%, 9/2/97..................           4,999,241
  5,000,000  Federal National Mortgage
                Association, Discount Notes,
              5.56%, 10/2/97...................           4,976,061
              TOTAL U.S. GOVERNMENT-- DISCOUNT
                (COST $14,975,302).............           9,975,302

TAXABLE MUNICIPALS-- 0.2%
  (COST $5,900,000)
  5,900,000   Brittany Acres,                             5,900,000
                5.90%, VRDN....................




                                  (CONTINUED)

                                       15

                                    EVERGREEN
                                MONEY MARKET FUND

(Evergreen Graphic
     Goes Here)


                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997


 PRINCIPAL
  SHARES                                                   VALUE
MUTUAL FUND SHARES-- 0.0%
  (COST $1,432,838)
  1,432,838   Federated Prime Value
                Obligation Fund................  $    1,432,838
              TOTAL INVESTMENTS--
                (COST $3,464,439,268)...  100.0%  3,464,439,268
              OTHER ASSETS AND
                LIABILITIES-- NET......     0.0         884,598
              NET ASSETS--..............  100.0% $3,465,323,866

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

SUMMARY OF ABBREVIATIONS:
LOC    Line of Credit
VRDN  Variable Rate Demand Notes

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                     PENNSYLVANIA TAX-FREE MONEY MARKET FUND


                                                     (EVERGREEN GRAPHIC
                                                         GOES HERE)

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                        VALUE
SHORT-TERM MUNICIPAL SECURITIES-- 99.3%
             PENNSYLVANIA-- 98.0%
$1,500,000   Allegheny Cnty. Higher Ed. Bldg.
               Auth. RB, Allegheny Cnty. Cmnty.
               College, Prerefunded @ 100,
               (Ins. by MBIA),
               6.65%, 11/1/97................... $ 1,507,446
             Allegheny Cnty. Hosp. Dev. Auth.
               RB:
 1,000,000   Allegheny Gen. Hosp., Ser.
               1995B,
               (LOC: Morgan Gty. Tr. Co. of NY),
               3.25%, VRDN......................   1,000,000
   800,000   Allegheny Health Ed. & Resh.
               Corp., Ser. A-ACES,
               (LOC: PNC Bk., Pittsburgh),
               3.40%, VRDN......................     800,000
 1,100,000   Allegheny Health Ed. & Resh.
               Corp., Ser. C-ACES,
               (LOC: PNC Bk., Pittsburgh),
               3.40%, VRDN......................   1,100,000
             Allegheny Cnty. Hospital
               Development Revenue:
   405,000   7.75%, 10/1/97.....................     414,394
 1,000,000   Prerefunded @ 102,
               (COLL: US Govt. Sec.),
               7.60%, 10/1/97...................   1,023,145
 3,750,000   Allegheny Cnty. IDR,
               3.70%, VRDN......................   3,750,000
             Beaver Cnty. IDA-PCR:
   300,000   Duquesne Light Co., Beaver
               Vly., Ser. A,
               (LOC: Barclays Bk. PLC),
               3.25%, VRDN......................     300,000
 2,000,000   The Toledo Edison Co.
               Mansfield, Ser. 1992E-TECP,
               (LOC: Toronto Dominion Bk.),
               3.70%, 12/4/97...................   2,000,000
   500,000   Berks Cnty. Municipal Auth. RB,
               Pooled Fin. Prog., Prerefunded
               @100,
               (COLL: US Govt. Sec.),
               7.00%, 9/1/97....................     500,000
 1,000,000   Bucks Cnty. IDA, USX Corp.
               Project, ARB,
               (LOC: Wachovia Bk., NC),
               3.75%, 1/15/98...................   1,000,000

PRINCIPAL
 AMOUNT                                         VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PENNSYLVANIA-- CONTINUED
$  100,000   Bucks Cnty. IDA-RRB, SHV Real
               Estate, Inc., Ser. 1984,
               (LOC: ABN-Amro Bk.),
               3.40%, VRDN...................... $   100,000
 1,000,000   Chester Cnty. Hlth. & Ed. Fac.
               Auth. RB, Barclays Friends, Ser.
               A,
               (LOC: Bk. of Ireland),
               3.30%, VRDN......................   1,000,000
   435,000   Coudersport School Dist. GO Bds.,
               (Ins. by FSA),
               3.75%, 9/1/97....................     435,000
             Delaware Cnty. IDA Solid Waste RB,
               Scott Paper Co., 1984:
   700,000   Ser. C,
               3.25%, VRDN......................     700,000
   400,000   Ser. D,
               3.25%, VRDN......................     400,000
 2,000,000   Delaware Vly., Registered Financing
               Bonds,
               (LOC: Credit Suisse),
               3.25%, VRDN......................   2,000,000
 1,000,000   Delaware Vly. Regl. Fin. Auth.
               Local Govt. RB, Ser. 1985A,
               (LOC: Midland Bk. PLC),
               3.25%, VRDN......................   1,000,000
   445,000   East Hempfield Township GO Bds.,
               (Ins. by AMBAC),
               4.25%, 11/1/97...................     445,357
             Emmaus Gen. Auth. Local Govt. RB,
               Ser. 1989:
 1,000,000   (LOC: Midland Bk. PLC)
               3.35%, VRDN......................   1,000,000
 3,300,000   (GIC: Goldman Sachs)
             3.35%, VRDN........................   3,300,000
 1,400,000   Bd. Pool Program, Subsrs. D-11,
               (LOC: Midland Bk. PLC),
               3.40%, VRDN......................   1,400,000
   400,000   Bd. Pool Program, Subsrs. E-8,
               (LOC: Canadian Imperial Bk.
               of Commerce),
               3.35%, VRDN......................     400,000
   425,000   Bd. Pool Program, Subsrs. E-9,
               (LOC: Midland Bk. PLC),
               3.40%, VRDN......................     425,000
 1,400,000   Geisinger Auth. Hlth. Systems
               Revenue,
               (SPA: Morgan Gty. Tr. Co. of NY),
               3.70%, VRDN......................   1,400,000

                                  (CONTINUED)

                                    EVERGREEN
                      PENNSYLVANIA TAX-FREE MONEY MARKET FUND

(Evergreen Graphic Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PENNSYLVANIA-- CONTINUED

$1,600,000  Harrisburg Auth. Lease Revenue,
              Green County Prison Project,
              (COLL: US Govt. Sec),
              5.90%, 6/1/98....................  $ 1,622,656
 2,000,000  Indiana Cnty. Pennsylvania IDA,
              (LOC: UBS),
              3.35%, VRDN......................    2,000,000
   500,000  Lancaster School Dist. GO Bds.,
              (Ins. by FGIC),
              4.00%, 2/15/98...................      500,324
   200,000  Lehigh Cnty. IDA-PCRB, Ser. 1985A,
              (LOC: Rabobank Nederland),
              3.40%, VRDN......................      200,000
   470,000  Lehigh Cnty. Water Auth. RB, Ser.
             1984,
             (SPA: ABN-Amro Bk.),
             3.25%, VRDN......................       470,000
1,960,000  New Castle Area Hosp. Auth. RB,
             Jameson Mem. Hosp.,
             (SPA: PNC Bk.),
             3.40%, VRDN......................     1,960,000
           North Penn Water Auth. RB,
             (Ins. by FGIC)
  500,000    6.75%, 11/1/97.....................     512,233
1,000,000  Prerefunded @ 102,
             6.90%, 11/1/97...................     1,010,104
1,000,000  Northeastern Hosp. & Ed. Auth.
             Rev., Health Care Rev. Wyoming
             Vly., Ser. A,
             (SPA: Kredeitbank N.V.),
             3.30%, VRDN......................     1,000,000
  400,000  Penns Manor Area School Dist.,
             (Ins. by MBIA),
             6.20%, 9/15/97...................       400,327
2,000,000  Pennsylvania HFA,
             4.00%, VRDN*.....................     2,000,000
1,000,000  Pennsylvania Higher Ed. Fac. Auth.
             RB, Allegheny Delaware Vly., Ser.
             D,
             (LOC: PNC Bk., Pittsburgh),
             3.30%, VRDN......................     1,000,000
           Pennsylvania Higher Ed. Facs. Auth.
             RB:
 3,000,000 Allegheny College,
             (LOC: Mellon Bk. PLC),
              3.30%, VRDN......................    3,000,000
   500,000 The Univ. of Pennsylvania
           Health Svs., Ser. 1994B-ACES,
           3.20%, VRDN......................         500,000


PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PENNSYLVANIA-- CONTINUED

$2,000,000     Pennsylvania St. Higher Education
               Standard Loan,
               (LOC: SLMA),
               3.55%, VRDN......................  $2,000,000
             Pennsylvania St. Higher Educational
               Revenue:
 3,000,000   4.50%, 11/15/97....................   3,004,989
 1,445,000   5.75%, 6/15/98.....................   1,466,857
 2,000,000   Philadelphia Pennsylvania Airport
               Revenue,
               3.55%, VRDN*.....................   2,000,000
 2,170,000   Philadelphia Pennsylvania School
               District,
               (LIQ: Merrill Lynch),
               3.35%, VRDN*.....................   2,170,000
 2,000,000   Philadelphia TANS, Ser. A,
               4.50%, 6/30/98...................   2,007,953
             Pittsburgh:
 1,500,000   Floating Rate Receipts,
               (LOC: Societe Generale),
               3.45%, VRDN*.....................   1,500,000
   500,000   GO Refunding Bds.,
               Prerefunded @ 102,
               (Ins. by AMBAC),
               6.80%, 9/1/97....................     510,000
   665,000   Pottstown Borough Sewer Auth. RB,
               4.00%, 11/1/97...................     665,374
   400,000   Sayre Health Care Facs. Auth. RB,
               VHA of Pennsylvania, Inc.,
               Capital
               Asset Fin. Prog., Ser. A,
               (SPA: Mellon Bk. PLC),
               3.30%, VRDN......................     400,000
 2,200,000   Schuylkill Cnty. IDA, Northeastern
               Power Co.,
               (LOC: Credit Local de France),
               3.75%, VRDN......................    2,200,000
 3,200,000   Schuylkill Cnty. IDA Res. Recovery
               RB, Gilberton Pwr.,
               (LOC: Mellon Bk. PLC),
               3.30%, VRDN......................    3,200,000
   500,000   State Public School Bldg. Auth. RB,
               (Ins. by AMBAC),
               7.25%, 10/1/97...................      506,382
 1,000,000   Temple University Of Commonwealth
               of Pennsylvania System,
               4.75%, 5/18/98...................    1,005,799
   160,000   Upper Merion Township GO Bds.,
               3.80%, 11/1/97...................      160,000
                                                   66,373,340

                               (CONTINUED)

                                    18

                                 EVERGREEN
                  PENNSYLVANIA TAX-FREE MONEY MARKET FUND

                                                              (Evergreen Graphic
                                                                  Goes Here)

                   SCHEDULE OF INVESTMENTS (CONTINUED)
                             August 31, 1997

PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM MUNICIPAL SECURITIES-- CONTINUED
             PUERTO RICO-- 1.3%
$  875,000   Puerto Rico Indl. Med. &
               Environmental Pollution Control
               Facs. Fin. Auth. RB,
               4.00%, 12/1/97*..................  $   875,000
             TOTAL SHORT-TERM MUNICIPAL
               SECURITIES
               (COST $67,248,340)...............   67,248,340

  SHARES                                            VALUE
MUTUAL FUND SHARES-- 0.2%
  (COST-- $140,000)
   140,000   Federated Pennsylvania Municipal
               Cash Trust (Institutional Service
               Shares)..........................        $   140,000
                   TOTAL INVESTMENTS--
                     (COST $67,388,340)........  99.5%   67,388,340
                   OTHER ASSETS AND
                     LIABILITIES-- NET.........   0.5       316,042
                   NET ASSETS--................ 100.0%  $67,704,382

SUMMARY OF ABBREVIATIONS:
ACES         Adjustable Convertible Extendable Securities
AMBAC        American Municipal Bond Assurance Corp.
ARB          Adjustable Rate Bonds
COLL         Collateral
FGIC         Financial Guaranty Insurance Co.
FSA          Financial Security Assurance Inc.
GIC          Guaranteed Investment Contract
GO           General Obligations
HFA          Housing Finance Authority
IDA          Industrial Development Authority
IDR          Industrial Development Revenue
LIQ          Liquidity Provider
LOC          Letter of Credit
MBIA         Municipal Bond Investors Assurance Corp.
PCR          Pollution Control Revenue
PCRB         Pollution Control Revenue Bond
RB           Revenue Bonds
RRB          Refunding Revenue Bonds
SLMA         Student Loan Marketing Association
SPA          Securities Purchase Agreement
TANS         Tax Anticipation Notes
TECP         Tax Exempt Commercial Paper
VHA          Veterans' Health Administration
VRDN         Variable Rate Demand Notes

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

* Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Graphic         TAX EXEMPT MONEY MARKET FUND
   Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- 99.6%

              ALABAMA-- 2.4%
              Alabama IDA-IDRB:
$ 2,290,000   Air-Dro Cylinders, Inc.,
                (LOC: Southtrust Bank of
                Alabama, N.A.),
                3.75%, VRDN.................... $    2,290,000
  3,590,000   Automation Technologies Ind.,
                Inc., (LOC: Columbus Bank &
                Trust Co.),
                3.75%, VRDN....................      3,590,000
              Coml. Dev. Auth. of the City of
                Birmingham RB:
  1,090,000   Avondale Comm. Park, Phase II,
                (LOC: Amsouth Bank, N.A.),
                3.70%, VRDN....................      1,090,000
    645,000   Southside Business Ctr.,
                (LOC: Amsouth Bank, N.A),
                3.70%, VRDN....................        645,000
  2,955,000   IDB of Mobile County RB, Sherman
                Intl. Corp., Ser. 1994A, (LOC:
                Columbus Bank & Trust Co.),
                3.75%, VRDN....................      2,955,000
 14,590,000   Mobile Alabama IDB-PCRB,
                International Paper Project,
                (Gtd. by International Paper),
                4.00%, 10/15/97................     14,590,000
                                                    25,160,000
              ALASKA-- 2.0%
 19,620,000   Alaska State Dept. Admin. COP,
                Ser. PT-94, (LIQ: Credit Suisse
                First Boston & Ins. by Capital
                Mkt. Assuran),
                3.50%, VRDN....................     19,620,000
    785,000   Anchorage Alaska Hospital RB,
                6.50%, 10/1/97.................        786,457
    750,000   Kenai Peninsula Borough Alaska,
                GO, (Ins. by AMBAC),
                8.20%, 1/1/98..................        759,937
                                                    21,166,394
              ARIZONA-- 0.7%
  7,500,000   IDA of the City of Glendale RB,
                Thunderbird Gardens,
                (LOC: Sumitomo Bank, Ltd.),
                3.70%, VRDN....................      7,500,000
    200,000   Maricopa County IDA,
                McLane Co., Inc., Ser. 1984,
                (LOC: Wachovia Bank of
                Georgia),
                3.80%, VRDN....................        200,000
                                                     7,700,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              CALIFORNIA-- 8.3%
$ 2,535,000   California Statewide Community
                Development MHRB, Argis
                Pleasant Hill Project,
                (LOC: Banque Paribas),
                3.65%, VRDN.................... $    2,535,000
  4,250,000   City of Paramount MHRB, Century
                Place Apt., Ser. 1989A,
                (LOC: Heller Finl. Inc.),
                3.99%, VRDN....................      4,250,000
  2,500,000   City of Simi Valley
                IDA-IDRB, Wambold Furniture,
                Ser. 1984, (LOC: Wells Fargo
                Bank, N.A.),
                3.90%, VRDN....................      2,500,000
  1,900,000   Glenn County IDA-PCRB,
                Land O'Lakes, Inc., Ser. 1995,
                (LOC: Sanwa Bank, Ltd.),
                3.75%, VRDN....................      1,900,000
  5,000,000   Los Angeles, California MHRB,
                Channel Gateway Apts.,
                (LOC: Fuji Bank, Ltd.),
                3.90%, VRDN....................      5,000,000
  1,100,000   Ontario California IDA, Erenberg
                Bros. Project,
                (LOC: Tokai Bank, Ltd.),
                3.95%, VRDN....................      1,100,000
 12,200,000   Orange County California
                Apartment Development ARB,
                (Villas De La Paz), Issue O,
                (LOC: Tokai Bank, Ltd.),
                4.35%, 8/15/98.................     12,200,000
  5,000,000   Orange County California
                Apartment Development ARB,
                (Villas Aliento Project), Issue
                R,
                (LOC: Tokai Bank, Ltd.),
                4.35%, 8/15/98.................      5,000,000
              Pitney Bowes Corp. Leasetops
                Trs.:
 23,670,645   Bart Telesystem Lease, (LOC:
                ABN-Amro Bank, N.V.),
                3.65%, VRDN*...................     23,670,645
 12,930,099   San Diego Regl. Comm. Sys.
                Lease, Ser. 1996A,
                (LOC: Landesbank Hessen & Ins.
                by Pitney Bowes),
                3.65%, VRDN*...................     12,930,099
 15,375,000   San Bernardino County COP Medical
                Center Financing Project, Ser.
                1995, (LIQ: Merrill Lynch &
                Ins. by MBIA),
                3.60%, VRDN....................     15,375,000
                                                    86,460,744

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND      (Evergreen Graphic
                                                                  Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              COLORADO-- 1.3%
$ 2,500,000   Adams County IDRB, Yellow Freight
                Sys., Inc., Ser. 1983, (LOC:
                Union Bank of Switzerland),
                3.70%, VRDN.................... $    2,500,000
  1,100,000   Arapahoe County MHRB,
                Stratford Sta., Ser. 1994,
                (LOC: Heller Finl., Inc.),
                4.15%, VRDN....................      1,100,000
  4,760,000   Colorado HFA RB MERLOTS, Ser.
                C-ARB, (LIQ: Corestates Bank,
                N.A.),
                4.15%, 11/1/97.................      4,760,000
  3,000,000   Dove Valley Metropolitan District
                Arapahoe County GO, Ser.
                1996C-ARB, (LOC: Dai-Ichi
                Kangyo Bank, Ltd.),
                4.15%, 11/1/97.................      3,000,000
  2,680,000   Parkview Met. District Arapahoe
                County GO, Ser. 1993,
                (LIQ: Colorado National Bank),
                3.60%, VRDN....................      2,680,000
                                                    14,040,000
              DELAWARE-- 0.7%
  3,000,000   Delaware EDA-IDRB, Arlon, Inc.,
                Ser. 1989, (LOC: Bank of
                America, IL),
                3.85%, VRDN....................      3,000,000
  1,640,000   Delaware Hsg. Auth. RB MERLOTS,
                Ser. G ARB,
                (LIQ: Corestates Bank, N.A. &
                Ins. by FGIC),
                4.20%, 9/1/97..................      1,640,000
  2,480,000   New Castle County EDRB,
                Toys R Us, (LOC: Bankers Trust
                Co., NY),
                3.60%, VRDN....................      2,480,000
                                                     7,120,000
              DISTRICT OF COLUMBIA-- 1.4%
    500,000   District of Columbia, GO Series
                A,
                (Ins. by AMBAC),
                7.25%, 6/1/98..................        511,799
  5,120,000   District of Columbia GO Ref.,
                Puttable Floating Opt. Tax-
                Exempt Rcpt., Ser. PA-64, Ser.
                1993C, (LIQ: Merrill Lynch &
                Ins. by FGIC),
                3.60%, VRDN....................      5,120,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              DISTRICT OF COLUMBIA-- CONTINUED
$ 4,500,000   District of Columbia Hsg. Fin.
                Agy. Single Family Mortgage RB,
                Series 1997C-ARB,
                (COLL: GNMA),
                4.05%, 9/1/98.................. $    4,500,000
  5,000,000   District of Columbia Hsg. Fin.
                Agy., Single Family Mortgage
                RB, Ser. 1996 C-ARB,
                (Invest. Agreement: Trinity
                Funding Corp.),
                3.90%, 12/1/97.................      5,000,000
                                                    15,131,799
              FLORIDA-- 1.9%
  2,800,000   Orange County HFA MHRB, Oakwood
                Project, Ser. E,
                (LOC: Fleet Bank, N.A.),
                4.15%, 10/1/97.................      2,800,000
    955,000   Palm Beach County Hsg. RB,
                Meridian Hsg., Ser. 1985,
                (LOC: Union Bank of California,
                N.A.),
                4.33%, VRDN....................        955,000
  5,875,000   Palm Beach County School Board,
                MSTR Ser. 1996B,
                (LIQ: Norwest Bank, MN
                & Ins. by AMBAC),
                3.55%, VRDN....................      5,875,000
  9,900,000   Tampa Florida Capital Improvement
                Program RB Puttable Floating
                Trust Rcpt. PT-96, (LOC:
                Rabobank Nederland N.V.; LIQ:
                Bayerische Hypotheken-und and
                Wechsel-Bank AG),
                3.60%, 9/4/97..................      9,900,000
                                                    19,530,000
              GEORGIA-- 1.4%
  1,000,000   Albany Dougherty County Hosp. RB,
                Ser. 1984A,
                (Gtd. by Merck & Co.),
                3.85%, VRDN....................      1,000,000
  5,000,000   Albany Dougherty Payroll Series
                1982A, (Gtd. by Merck & Co.),
                3.60%, VRDN....................      5,000,000
  6,000,000   Polk County Dev. Auth. RB, Kimoto
                Tech. Inc., Ser. 1985,
                (LOC: Indl. Bank of Japan,
                Ltd.),
                3.85%, VRDN....................      6,000,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic         TAX EXEMPT MONEY MARKET FUND
   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE

SHORT-TERM INVESTMENTS-- CONTINUED
              GEORGIA-- CONTINUED
$ 2,200,000   Columbus Hsg. Auth. MHRB Ref.,
                Quail Ridge Project, Ser. 1988,
                (LOC: Columbus Bank & Trust
                Co.),
                3.75%, VRDN.................... $    2,200,000
                                                    14,200,000
              ILLINOIS-- 13.7%
  2,820,000   Arlington Heights Illinois MHRB,
                (LOC: Heller Finl., Inc.),
                3.90%, VRDN....................      2,820,000
 14,850,000   Chicago Illinois Board of
                Education Return Bonds, MERLOTS
                (LIQ: Corestates Bank, N.A. &
                Ins. by AMBAC),
                3.61%, VRDN....................     15,323,574
  1,700,000   Chicago IDR,
                Federal Marine Terminal
                Project,
                (LOC: Canadian Imperial Bank of
                Commerce),
                3.70%, VRDN....................      1,700,000
  9,670,000   City of Aurora MHRB, Fox Vly Vlg.
                Apts, Ser. 1993,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................      9,670,000
  2,900,000   City of Chicago GO, MSTR SAK-13,
                Series 1995A-2,
                (LIQ: Credit Suisse First
                Boston & Ins. by AMBAC),
                3.55%, VRDN....................      2,900,000
 29,000,000   City of Oakbrook Terrace MHRB,
                Renaissance, Ser. 1985A-ARB,
                (LOC: Bayerische Landesbank,
                Girozentrale),
                4.90%, VRDN....................     29,000,000
  4,000,000   City of Peoria Solid Waste
                Disposal RB, PMP Fermentation
                Products,
                Inc., Ser. 1996, (LOC: Sanwa
                Bank, Ltd.),
                3.80%, VRDN....................      4,000,000
  5,900,000   City of West Chicago IDRB, Acme
                Printing Inc., Ser. 1989,
                (LOC: Bank of Tokyo-Mitsubishi,
                Ltd.),
                3.975%, VRDN...................      5,900,000
  4,500,000   Crawford County Illinois
                Manufacturing Facilities RB,
                Fair-Rite Prdts. Corp., (LOC:
                Corestates Bank, N.A.),
                3.65%, VRDN....................      4,500,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              ILLINOIS-- CONTINUED
$ 3,500,000   Illinois Dev. Fin. Auth. EDRB,
                MTI Corp.,
                (LOC: Indl. Bank of Japan,
                Ltd.),
                4.10%, VRDN.................... $    3,500,000
  6,800,000   Illinois Dev. Fin. Auth. RB, Gen.
                Accident Ins. Co., Ser. 1985-
                ARB, (Gtd. by Gen. Accident
                Ins. Co. of Amer.),
                3.70%, 9/1/97..................      6,800,000
  3,500,000   Illinois Dev. Fin. Auth. RB,
                Decatur Mental Health Ctr.
                (LOC: First of America, IL),
                3.50%, VRDN....................      3,500,000
  3,500,000   Illinois Ed. Fac. Auth. RB,
                Cultural Pooled Financing
                Program,
                (LOC: First National Bank of
                Chicago, Inc.)
                3.35%, VRDN....................      3,500,000
  6,566,021   Lasalle Natl. Bank Leasetops
                Trs.,
                Ser. 1995A,
                (LIQ: LaSalle National Bank),
                3.65%, VRDN*...................      6,566,021
 16,640,000   Village of Hazel Crest Retirement
                Ctr. RB, Waterford Estates,
                Ser. 1992A,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................     16,640,000
 10,000,000   Village of Schaumburg MHRB,
                Treehouse II Apt., Ser. 1989,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................     10,000,000
  2,000,000   Village of Skokie EDRB, Skokie
                Fashion Square Assn., Ser.
                1984, (LOC: LaSalle National
                Bank),
                3.725%, VRDN...................      2,000,000
 15,210,000   Village of Vernon Hills MHRB,
                Hawthorn Lakes, Ser. 1991,
                (LIQ: Fuji Bank, Ltd. & Ins. by
                FSA),
                3.80%, VRDN....................     15,210,000
                                                   143,529,595
              INDIANA-- 1.6%
  6,500,000   Avilla EDRB, Pent Assemblies
                Inc., Ser. 1996-ARB, (LOC: Fort
                Wayne National Bank),
                4.35%, 2/1/98..................      6,500,000
  7,600,000   City of Fort Wayne PCRB, Gen.
                Mtrs. Corp.,
                (Gtd. by Gen. Mtrs. Corp.),
                3.55%, VRDN....................      7,600,000

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND       (Evergreen Graphic
                                                                   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              INDIANA-- CONTINUED
$ 2,000,000   City of South Bend MHRB, Maple
                Lane Assn., Ser. 1987,
                (LOC: FHLB of Indianapolis),
                3.60%, VRDN.................... $    2,000,000
    925,000   Decatur Indl. EDA-RB, Silberline
                Mfg. Co. Inc., (LOC: Corestates
                Bank, N.A.),
                4.30%, 12/1/97.................        925,000
                                                    17,025,000
              IOWA-- 1.3%
  3,800,000   Algona IDR, George A.
                Hormel & Co.,
                (LOC: Sumitomo Bank Ltd.),
                3.75%, VRDN....................      3,800,000
              City of Council Bluffs RB,
                Catholic
                Hlth. Corp.:
  2,240,000   Mercy Hospital Project
                4.00%, 10/1/97.................      2,240,000
  7,025,000   Ser. 1985, Mercy Hospital Project
                (LOC: Fuji Bank, Ltd.),
                4.00%, 10/1/97.................      7,025,000
                                                    13,065,000
              KANSAS-- 0.4%
    540,000   City of Manhattan Tax Increment
                RRB, Central Business Dist. Tax
                Increment Redev., Ser. 1996A,
                (Ins. by Asset Guaranty),
                4.10%, 12/1/97.................        540,000
  1,800,000   City of Prairie Village MHRB,
                J.C.
                Nichol's Co., Ser. 1985,
                (Gtd. by Principal Mutual Life
                Ins. Co.),
                4.00%, VRDN....................      1,800,000
              City of Salina RB (Salina Central
                Mall L.P.), Ser. 1984, (LOC:
                National Bank of St. Louis):
  1,200,000   Dillard's,
                3.60%, VRDN....................      1,200,000
  1,105,000   Penny's,
                3.60%, VRDN....................      1,105,000
                                                     4,645,000
              KENTUCKY-- 1.9%
 20,300,000   County of Ohio PCRB, Big Rivers
                Elec. Corp., Ser. 1985,
                (LOC: Chemical Bank),
                3.95%, VRDN....................     20,300,000
              LOUISIANA-- 0.6%
  3,400,000   Bastrop IDB-PCRB,
                International Paper Project,
                ARB,
                (Gtd. by International Paper),
                4.00%, 10/15/97................      3,400,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              LOUISIANA-- CONTINUED
$ 3,050,000   IDB of the Parish of Bossier,
                Inc., H. J. Wilson Co., Inc.,
                Ser. 1982-ARB,
                (LIQ: Canadian
                Imperial Bank of Commerce),
                4.00%, 12/1/97................. $    3,050,000
                                                     6,450,000
              MAINE-- 0.4%
  3,685,000   Jay Solid Waste Disposal RB,
                International Paper Project
                ARB,
                (Gtd. by International Paper),
                4.20%, 6/1/98..................      3,685,000
              MASSACHUSETTS-- 0.2%
    400,000   Massachusetts Indl. Finl. Agy.,
                Copley Pharmacy,
                (LOC: First National Bank of
                Boston),
                4.58%, VRDN....................        400,000
    600,000   Massachusetts Indl. Finl. Auth.
                IDRB, Leavy Realty & Jen-coat
                Metal, Ser. 1994, (LOC: First
                National Bank of Boston),
                4.33%, VRDN....................        600,000
    700,000   Massachusetts Indl. Finl. Auth.
                IDRB, Portland Causeway Rlty.,
                Ser. 1988,
                (LOC: Citibank, N.A.),
                4.33%, VRDN....................        700,000
                                                     1,700,000
              MICHIGAN-- 0.4%
4,315,000..   Sault Ste. Marie Tribe Bldg.
              Auth. RB, Ser. 1996A ARB, (LOC:
                First of America Bank, N.A.),
                4.42%, 12/1/97.................      4,315,000
              MINNESOTA-- 8.0%
 27,135,000   Capital Investors Tax Exempt Fund
                Ltd., Partnership, Ser. 1996-5,
                (LOC: Swiss Bank Corp.),
                3.60%, VRDN....................     27,135,000
 14,905,000   City of Eden Prairie MHRB, Park
                at City West Apt., Ser. 1990,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................     14,905,000
  2,300,000   City of Robbinsdale IDR, Unicare
                Homes, Inc., Ser. 1984,
                (LOC: Banque Paribas),
                3.60%, VRDN....................      2,300,000
  4,420,000   Dakota & Washington Counties Hsg.
                & Redev. Auth., ARB MERLOTS,
                Ser. J,
                (LOC: Corestates Bank, N.A.),
                4.20%, 9/1/97..................      4,420,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic         TAX EXEMPT MONEY MARKET FUND
    Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              MINNESOTA-- CONTINUED
$ 4,220,000   Minneapolis GO Sports Arena, MSTR
                Ser. 1996A,
                (LIQ: Norwest Bank, MN),
                3.55%, VRDN.................... $    4,220,000
    765,000   Minneapolis/St. Paul Hsg. Fin.
                Bd. RB, Minneapolis/Saint Paul
                Fam. Hsg. Prog., Phase VI, ARB,
                (COLL: GNMA),
                4.00%, 11/1/97.................        765,000
  1,960,000   Plymouth, Minnesota MHRB, At-
                the-Lakes Apts., (LOC: FNMA),
                3.70%, VRDN....................      1,960,000
  1,510,000   Richfield Independent School
                District #280, MSTR Ser. 1994P,
                (LIQ: First Bank, N.A. & Ins.
                by FGIC),
                3.55%, VRDN....................      1,510,000
    750,000   Southern Minnesota Muni. Pwr.
                Agy. Supply Sys., MSTR Ser.
                1996I, (LIQ: Norwest Bank, MN &
                Ins. by FGIC),
                3.55%, VRDN....................        750,000
  1,000,000   Spring Lake Park ISD No. 16, MSTR
                Ser. 1996G,
                (LIQ: Norwest Bank, MN & Ins.
                by MBIA),
                3.55%, VRDN....................      1,000,000
 24,200,000   St. Louis Park Hlth. Care Fac. RB
                Fltg. Tr. Cert., (LIQ: Norwest
                Bank, MN & Ins. by AMBAC),
                3.55%, VRDN....................     24,200,000
                                                    83,165,000
              MISSOURI-- 0.4%
  4,330,000   Missouri Dev. Fin. Bd. IDRB,
                Cook Composites & Polymers
                Co., Ser. 1994,
                (LOC: Societe Generale),
                3.80%, VRDN....................      4,330,000
              MONTANA-- 0.1%
    710,000   Butte Silver Bow City & County,
                Copper City Assn., Ser. 1988,
                (LOC: Bank of America, N.T. &
                S.A.),
                3.55%, VRDN....................        710,000
              NEBRASKA-- 0.4%
  4,200,000   Lancaster County IDRB, Mid-
                America, Inc., Ser. 1994,
                (LOC: Heller Finl., Inc.),
                3.90%, VRDN....................      4,200,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              NEW JERSEY-- 4.1%
              County of Essex, BAN,
$ 5,000,000   Ser. 1997A 4.25%, 8/7/98......... $    5,013,880
 15,000,000   Ser. 1996A 4.50%, 9/17/97........     15,002,836
  4,220,000   Jersey City, Refunding Notes,
                Real Property Tax Appeals,
                4.13%, 1/16/98.................      4,221,880
 10,000,000   Jersey City, BAN,
                4.75%, 9/26/97.................     10,004,601
  8,140,000   Jersey City, Refunding Notes,
                4.30%, 9/26/97.................      8,139,181
                                                    42,382,378
              NEW MEXICO-- 0.5%
  4,855,000   County of Sandoval MHRB,
                Arrowhead Ridge Apts., Ser.
                1996-ARB, (FGIC),
                4.65%, 12/31/97................      4,855,000
              NEW YORK-- 9.0%
              Battery Park City Auth. Hsg. RB,
                Marina Towers Tender Corp.,
                (LOC: Sumitomo Bank Ltd.):
  8,560,000   Ser. A,
                3.85%, VRDN....................      8,560,000
  7,765,000   Ser. B,
                3.85%, VRDN....................      7,765,000
 26,200,000   New York City Municipal Wtr. Fin.
                Auth., Wtr. & Swr. RB (LOC:
                Societe General & Ins. by
                MBIA),
                3.45%, VRDN....................     26,200,000
 32,600,000   New York City GO, Series L,
                (LIQ: Merrill Lynch),
                3.50%, VRDN....................     32,600,000
 10,100,000   New York State Med. Care Fac.
                Finance Agency RB, Fltg-Rate
                Rcpts. PT-100, (LIQ: Credit
                Suisse & Ins. by FHA),
                4.00%, VRDN....................     10,100,000
  8,305,000   New York State Thruway Auth.
                General RB, MSTR-SG119, (LIQ:
                Societe Generale),
                3.80%, VRDN....................      8,305,000
                                                    93,530,000
              NORTH CAROLINA-- 0.7%
  3,600,000   Cabarrus County Indl. Fac. PCRB,
                Oiles America Corp., Ser. 1989,
                (LOC: Indl. Bank of Japan,
                Ltd., NY),
                4.00%, VRDN....................      3,600,000

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND       (Evergreen Graphic
                                                                   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              NORTH CAROLINA-- CONTINUED
$ 3,000,000   Guilford County Indl. Fac.
                PCRB Sewage Disp., High Pt.
                Chem., Ser. 1994, (LOC:
                Sumitomo Bank, Ltd., NY),
                3.70%, VRDN.................... $    3,000,000
    470,000   NCNB Pooled Tax-Exempt Tr. COP,
                Ser. 1990A,
                (LOC: NationsBank, N.A.),
                4.25%, VRDN....................        470,000
                                                     7,070,000
              OHIO-- 0.4%
              Ohio Hsg. Fin. Agy. MHRB:
                Pine Crossing Project, (LOC:
                Sumitomo Bank, Ltd.),
  1,130,000   3.85%, VRDN......................      1,130,000
  3,000,000   10 Wilmington Place, Ser. 1991B,
                (LIQ: Fuji Bank, Ltd. & Ins. by
                FSA),
                3.80%, VRDN....................      3,000,000
                                                     4,130,000
              OREGON-- 0.4%
              Oregon EDRB Series CLVI:
                (LOC: Union Bank of California,
                N.A.),
  1,830,000   Pacific Coast Seafoods Co.,
                3.75%, VRDN....................      1,830,000
  1,130,000   Pacific Oyster Co.,
                3.75%, VRDN....................      1,130,000
  1,200,000   Oregon State EDRB; Georgia-
                Pacific Corp., 95A Project,
                (LOC: Deutsche Genossen-
                schaftshank),
                3.65%, VRDN....................      1,200,000
                                                     4,160,000
              PENNSYLVANIA-- 5.2%
  2,400,000   Chartiers Valley Industrial and
                Commercial Dev. Auth., William
                Penn Place Project,
                (LOC: Corestates Bank, N.A.),
                4.10%, VRDN....................      2,400,000
  2,855,000   Chester County IDA Mfg. Fac. RB,
                Devault Packing Co., Inc.,
                Ser. 1995,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      2,855,000
  8,100,000   City of Philadelphia GO,
                Ser. 1990 TECP,
                (LOC: Fuji Bank, Ltd. NY),
                3.90%, 9/15/97.................      8,100,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
$10,000,000   City of Philadelphia Water and
                Waste Water Rev., MSTR
                #11 ARB,
                (LIQ: Bear Stearns Capital
                Markets & Ins. by FGIC),
                4.15%, 6/4/98*................. $   10,000,000
    500,000   Elk County IDA-IDRB Ref.,
                Stackpole Corp. Project,
                Ser. 1989,
                (LOC: Fleet Bank, N.A.),
                4.33%, VRDN....................        500,000
    650,000   Lawrence County IDA-PCRB, Calgon
                Carbon, Ser. 1983A,
                (Gtd. by Merck & Co.),
                3.85%, VRDN....................        650,000
  1,990,000   Monroe County IDA-RB, United
                Steel, Ser. A,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      1,990,000
  1,200,000   Montgomery County IDA-RB, Laneko
                Engineering Co.,
                Ser. 1995,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      1,200,000
 13,250,000   Montgomery County PA Higher Ed.
                and Hlth Auth. RB, Higher
                Education on Health Loan, (LOC:
                Dauphin Deposit Bank & Trust),
                3.50%, VRDN....................     13,250,000
  1,000,000   Montgomery County Series A
                IDA-RB, Noesc Tech. Inc.,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      1,000,000
  1,235,000   Pennsylvania Econ. Dev. Fin.
                Auth. RB, C.F. Martin & Co.,
                Inc., Ser. H, (LOC: Corestates
                Bank, N.A.),
                3.65%, VRDN....................      1,235,000
  3,460,000   Pennsylvania Hsg. Fin. Agy.
                MERLOTS, Ser. I-ARB,
                (LOC: Corestates Bank, N.A.),
                4.125%, 10/1/97................      3,460,000
    920,000   Reading School District GO,
                Ser. 1997,
                3.95%, 1/15/98.................        920,315
  2,000,000   Schuylkill County IDA-RB, Craftex
                Mills, Inc.,
                (LOC: Corestates Bank, N.A.),
                3.65%, VRDN....................      2,000,000
  1,945,000   West Cornwall Twp. Muni. Auth.
                RB, Lebanon Valley Brethren
                Home, Ser. 1995,
                (LOC: Corestates Bank, N.A.),
                3.60%, VRDN....................      1,945,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic          TAX EXEMPT MONEY MARKET FUND
    Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              PENNSYLVANIA-- CONTINUED
$ 3,065,000   Westmoreland County IDA-IDRB,
                White Consolidated Ind., Inc.,
                ARB,
                (LOC: Bank of Nova Scotia),
                4.35%, 12/1/97................. $    3,067,957
                                                    54,573,272
              SOUTH CAROLINA-- 2.3%
  3,500,000   Darlington County IDA-IDRB,
                Hobert Corp., Ser. 1995,
                (LOC: Fuji Bank, Ltd.),
                3.85%, VRDN....................      3,500,000
              Georgetown County SC, PCRB,
                International Paper Project,
                ARB,
                (Gtd. by International Paper):
  4,780,000   4.00%, 9/1/97....................      4,780,000
 11,250,000   4.00%, 9/1/98....................     11,250,000
    950,000   South Carolina Jobs EDA Hosp.
                Facs. RB, Beloit Corp.,
                (LOC: Cr. Coml. de France),
                3.85%, VRDN....................        950,000
              South Carolina Jobs EDA-EDRB:
    600,000   Ridge Pallets, Ser. B,
                (LOC: Cr. Coml. de France),
                3.85%, VRDN....................        600,000
  2,700,000   Roller Bearing Co., Ser. 1994A,
                (LOC: Heller Finl. Inc.),
                4.10%, VRDN....................      2,700,000
    750,000   Tuttle Co., Inc., Ser. A,
                (LOC: NationsBank, N.A.),
                3.85%, VRDN....................        750,000
                                                    24,530,000
              SOUTH DAKOTA-- 0.5%
  5,285,000   Rapid City EDRB, Civic Center
                Assoc.,
                (LOC: CitiBank, N.A.),
                3.65%, VRDN....................      5,285,000
    400,000   South Dakota EDA-RB, Lumar
                Development Co.,
                (LOC: First Bank, N.A.),
                3.65%, VRDN....................        400,000
                                                     5,685,000
              TENNESSEE-- 6.1%
  2,600,000   Bristol IDB, Robinette Co., (LOC:
                First American Nat'l Bank),
                3.80%, VRDN....................      2,600,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              TENNESSEE-- CONTINUED
              IDB of Met. Govt. of Nashville &
                Davidson County, Ser. 1989:
                (LOC: Sumitomo Bank Ltd.),
$ 8,995,000   Beechwood Terrace Apts.,
                3.65%, VRDN.................... $    8,995,000
  4,680,000   Belle Valley,
                3.65%, VRDN....................      4,680,000
  6,710,000   Graybrook Apts.,
                3.65%, VRDN....................      6,710,000
  3,200,000   IDB of the City Chattanooga RRB,
                Radisson Read House, Ser. 1995,
                (LOC: Heller Finl. Inc.),
                4.20%, VRDN....................      3,200,000
  5,000,000   IDB of the City of Morristown
                IDRB, Camvac Intl., Inc., Ser.
                1983, (LOC: ABN Amro Bank),
                3.725%, VRDN...................      5,000,000
  4,400,000   Jackson Tennessee Hlth. and Ed.
                Hsg. Fac. RB, Union University,
                (LOC: First American Nat'l
                Bank),
                3.65%, VRDN....................      4,400,000
 10,000,000   Johnson City Sales Tax RB, MSTR-
                SGAYS, (LOC: Societe Generale &
                Ins. by FGIC),
                3.50%, VRDN....................     10,000,000
  5,000,000   Maryville IDB of Ed., RB,
                Maryville College (LOC: First
                American
                Nat'l Bank),
                3.65%, VRDN....................      5,000,000
    700,000   Metro Government Nashville &
                Davidson County IDRB,
                (LOC: First Bank, N.A.),
                3.75%, VRDN....................        700,000
    500,000   Shelby County Tennessee Hlth.,
                Ed. and Hsg., MHRB, 99 Tower
                Place, (LOC: Boatman's Bank,
                St. Louis, MO),
                4.05%, VRDN....................        500,000
  4,285,000   Smyrna Hsg. Assn. MHRB,
                Imperial Gardens Apts., Ser.
                1989,
                (LOC: Sumitomo Bank, Ltd.),
                3.65%, VRDN....................      4,285,000
  8,000,000   Wilson County, Knight Leasing
                Co., IDRB, (LOC: First American
                Nat'l Bank),
                3.80%, VRDN....................      8,000,000
                                                    64,070,000

                                  (CONTINUED)

                                    EVERGREEN
                           TAX EXEMPT MONEY MARKET FUND       (Evergreen Graphic
                                                                   Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              TEXAS-- 7.1%
$10,890,000   Aldine Independent School
                District, MSTR SGB30
                (LOC: Societe Gen'l & Gtd. by
                Permanent School Fund),
                3.40%, VRDN.................... $   10,890,000
  2,900,000   Dallas Indl. Dev. Corp. RB, Crane
                Plumbing Project,
                3.85%, VRDN....................      2,900,000
  4,000,000   Dallas Independent School
                District, MSTR#6, Class A-ARB,
                (LIQ: Credit Suisse & Gtd. by
                Permanent School Fund),
                4.00%, 12/8/97*................      4,000,000
  5,985,000   Galveston Hsg. Fin. Corp. MHRB
                Ref., Village by the Sea Apt.,
                Ser. 1993, (LIQ: Sumitomo Bank,
                Ltd. & Ins. by FHA),
                3.60%, VRDN....................      5,985,000
  7,005,000   NCNB Pooled Tax-Exempt Tr. COP,
                Ser. 1990B,
                (LOC: NationsBank of Texas),
                4.25%, VRDN....................      7,005,000
  4,000,000   Port of Corpus Christi Auth.
                Nueces County RRB, Union
                Pacific Corp., Ser. 1989 TECP,
                (Gtd. by Union Pacific Corp.),
                4.00%, 12/19/97................      4,000,000
 34,825,000   San Antonio Electric and Gas RB,
                MSTR SG104
                (LIQ: Societe Generale),
                3.55%, VRDN....................     34,825,000
  4,380,000   Tarrant County Hsg. Fin. Corp.
                MHRB Ref., Lincoln Meadows
                Project, Ser. 1988 ARB, (Surety
                Bond: Continental Casualty
                Corp.),
                4.10%, 12/1/97.................      4,379,879
                                                    73,984,879
              UTAH-- 5.4%
  2,700,000   Summit County IDRB, Hornes'
                Kimball Junction L.P.,
                Ser. 1985,
                (LOC: West One Bank, Idaho),
                3.85%, VRDN....................      2,700,000
              Tooele County Hazardous Waste
                Treatment RB, Union Pacific
                Corp., Ser. A, TECP,
                (Gtd. by Union Pacific Corp.):
 10,000,000   4.00%, 11/24/97..................     10,000,000
 10,000,000   4.00%, 11/25/97..................     10,000,000
 17,500,000   4.10%, 10/23/97..................     17,500,000
 10,000,000   4.15%, 9/10/97...................     10,000,000
  6,290,000   4.15%, 9/15/97...................      6,290,000
                                                    56,490,000
 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              VERMONT-- 0.2%
$ 2,000,000   Burlington Wastewater Revenue
                TRANS,
                5.60%, 1/30/98................. $    2,012,867
              VIRGINIA-- 0.9%
  2,900,000   Henrico County IDA RB, San-J,
                (LOC: Tokai Bank, Ltd.),
                3.85%, VRDN....................      2,900,000
  5,000,000   Richmond County Indl. Fac. PCRB,
                Cogentrix of Richmond,
                (LOC: Banque Paribas),
                4.10%, VRDN....................      5,000,000
  1,000,000   Rockingham County IDA-PCRB, Merck
                & Co., Inc., Ser. 1983A, (Gtd.
                by Merck & Co.),
                3.60%, VRDN....................      1,000,000
                                                     8,900,000
              WASHINGTON-- 1.5%
  2,200,000   Klickitat County Pub. Corp. RB,
                Mercer Ranches, Ser. 1996,
                (LOC: U.S. Bank of Washington,
                N.A.),
                3.90%, VRDN....................      2,200,000
  2,000,000   Pierce County Econ. Dev. Corp.,
                McFarland Cascade, (LOC: U.S.
                Bank of Washington, N.A.),
                3.90%, VRDN....................      2,000,000
              Pilchuck Dev. Pub. Corp. IDRB,
                (LOC: U.S. Bank of Washington,
                N.A.):
  1,318,000   Canyon Park Assn., -Lot 12,
                3.80%, VRDN....................      1,318,000
    966,000   Hillside Assn., -Lot 6,
                3.80%, VRDN....................        966,000
  1,218,000   Omni Assn., -Lot 7,
                3.80%, VRDN....................      1,218,000
  7,950,000   Romac Industries, Inc.,
                Ser. 1995,
                (LOC: Union Bank of California,
                N.A.),
                3.60%, VRDN....................      7,950,000
                                                    15,652,000
              OTHER-- 5.8%
 14,900,000   Capital Investors Tax Exempt
                Fund,
                Ltd. Partnership, Series
                1996-Z, (LOC: Swiss Bank
                Corp.),
                3.60%, VRDN....................     14,900,000
  4,500,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-6,
                (LOC: Credit Suisse),
                3.95%, VRDN....................      4,500,000

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic        TAX EXEMPT MONEY MARKET FUND
    Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
  AMOUNT                                            VALUE
SHORT-TERM INVESTMENTS-- CONTINUED
              OTHER-- CONTINUED
$19,790,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-7,
                (LOC: Credit Suisse),
                3.95%, VRDN.................... $   19,790,000
  2,395,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-4,
                (Ins. by AMBAC),
                3.90%, VRDN....................      2,395,000
  9,210,000   Puttable Floating Option Tax
                Exempt Receipts, Koch Financial
                Corp.,
                (LIQ: Credit Suisse & Ins. by
                AMBAC),
                3.50%, VRDN....................      9,210,000
  5,035,000   Puttable Floating Option Tax
                Exempt Receipts, PPT-5, (LIQ:
                Credit Suisse & Ins. by FHA),
                3.50%, VRDN....................      5,035,000
  4,554,855   Tax Exempt Private Municipal
                Trust, Koch Financial Corp.,
                Series 1997-1 Tax-Exempt Lease
                Certificate Traunche A,
                4.10%, 5/6/98*.................      4,554,855
                                                    60,384,855
                   TOTAL INVESTMENTS--
                     (COST $1,040,038,783)..   99.6%  1,040,038,783
                   OTHER ASSETS AND
                     LIABILITIES-- NET......     0.4      4,387,431
                   NET ASSETS--.............  100.0% $1,044,426,214

SUMMARY OF ABBREVIATIONS:
AMBAC           American Municipal Bond Assurance Corp.
ARB             Adjustable Rate Bonds
BAN             Bond Anticipation Note
COLL            Collateral
COP             Certificates of Participation
EDA             Economic Development Authority
EDRB            Economic Development Revenue Bond
FGIC            Financial Guaranty Insurance Co.
FHA             Federal Housing Authority
FHLB            Federal Home Loan Bank
FNMA            Federal National Mortgage Association
FSA             Financial Security Assurance Inc.
GIC             Guaranteed Investment Contract
GNMA            Government National Mortgage Association
GO              General Obligations
HFA             Housing Finance Authority
IDA             Industrial Development Authority
IDB             Industrial Development Board
IDR             Industrial Development Revenue
IDRB            Industrial Development Revenue Bond
ISD             Independent School District
LIQ             Liquidity Provider
LOC             Letter of Credit
MBIA            Municipal Bond Investors Assurance Corp.
MERLOTS         Municipal Exempt Receipts Liquidity Option
                Tenders
MHRB            Multifamily Housing Revenue Bond
MSTR            Municipal Securities Trust Receipt
PCRB            Pollution Control Revenue Bond
RB              Revenue Bonds
RRB             Refunding Revenue Bonds
TECP            Tax Exempt Commercial Paper
TRANS           Tax Revenue Anticipation Notes
VRDN            Variable Rate Demand Notes


* Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Adjustable Rate Bonds are puttable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at August 31, 1997.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1997.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit, liquidity guarantees, standby bond purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                            TREASURY MONEY MARKET FUND        (Evergreen Graphic
                                                                   Goes Here)
                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

 PRINCIPAL
   AMOUNT                                         VALUE
UNITED STATES TREASURY NOTES-- 31.8%
$110,000,000   6.00%, 9/2/97***.............. $  110,000,000
 185,000,000   5.75%, 9/30/97***.............    185,024,352
  50,000,000   5.75%, 10/31/97...............     50,009,276
  75,000,000   6.00%, 11/30/97...............     75,023,570
 175,000,000   5.25%, 12/31/97***............    174,828,048
  75,000,000   6.125%, 3/31/98...............     75,140,658
  50,000,000   5.875%, 4/30/98...............     49,994,621
 135,000,000   6.25%, 6/30/98................    135,548,782
 110,000,000   4.75%-- 6.125%, 8/31/98.......    109,666,028
               TOTAL UNITED STATES TREASURY
                 NOTES
                 (COST $965,235,335).........    965,235,335

REPURCHASE AGREEMENTS*-- 82.0%
  19,136,406   Aubrey G. Lanston,
                 5.55%, dated 8/29/97, due
                 9/2/97 (1)..................     19,136,406
  90,000,000   Barclays Bank, PLC,
                 5.56%, dated 8/29/97,
                 due 9/2/97 (2)..............     90,000,000
 100,000,000   Dean Witter Reynolds, Inc.,
                 5.53%, dated 8/29/97, due
                 9/2/97 (3)..................    100,000,000
 140,000,000   Deutsche Bank GC,
                 5.57%, dated 8/29/97,
                 due 9/2/97 (4)..............    140,000,000
 140,000,000   Donaldson, Lufkin & Jenrette
                 Securities Corp., 5.53%,
                 dated 8/29/97, due 9/2/97
                 (5).........................    140,000,000
 100,000,000   Dresdner Bank AG,
                 5.64%, dated 8/29/97,
                 due 9/2/97 (6)..............    100,000,000
 111,237,500   Dresdner Bank AG,
                 5.64%, dated 8/29/97,
                 due 9/2/97 (7)**............    111,237,500
  40,200,000   Dresdner Bank AG, 5.7%,
                 dated 8/29/97, due
                 9/2/97 (8)**................     40,200,000
 177,843,750   Dresdner Bank AG, 5.85%, dated
                 8/29/97, due
                 9/2/97 (9)**................    177,843,750
 PRINCIPAL
   AMOUNT                                         VALUE
REPURCHASE AGREEMENTS*-- CONTINUED
$140,000,000   First Boston Corp., 5.53%,
                 dated 8/29/97, due 9/2/97
                 (10)........................ $  140,000,000
 140,000,000   HSBC, 5.57%, dated 8/29/97,
                 due 9/2/97 (11).............    140,000,000
 300,000,000   Lehman Brothers, Inc.,
                 5.50%, dated 8/29/97, due
                 9/2/97 (12).................    300,000,000
 140,000,000   Merrill Lynch, Pierce, Fenner
                 & Smith, 5.55%, dated
                 8/29/97, due 9/2/97 (13)....    140,000,000
 140,000,000   Morgan Guaranty Trust Co. of
                 New York, 5.56%, dated
                 8/29/97, due 9/2/97 (14)....    140,000,000
  50,000,000   NationsBank, Charlotte, NC,
                 5.53%, dated 8/29/97, due
                 9/2/97 (15).................     50,000,000
 210,000,000   Smith Barney Shearson, Inc.,
                 5.57%, dated 8/29/97, due
                 9/2/97 (16).................    210,000,000
 145,725,000   Smith Barney Shearson, Inc.,
                 5.75%, dated 8/29/97, due
                 9/2/97 (17)**...............    145,725,000
 300,000,000   Union Bank Switzerland,
                 5.59%, dated 8/29/97, due
                 9/2/97 (18).................    300,000,000
               TOTAL REPURCHASE AGREEMENTS
                 (COST $2,484,142,656).......  2,484,142,656

   SHARES
MUTUAL FUND SHARES-- 1.6%
  (COST $49,315,922)
  49,315,922   Fidelity U.S. Treasury, Inc.
                 Portfolio...................     49,315,922
              TOTAL INVESTMENTS-- (COST
              $3,498,693,913).......  115.4%   3,498,693,913
              OTHER ASSETS AND
                LIABILITIES-- NET...  (15.4)    (467,013,500)
              NET ASSETS............  100.0%  $3,031,680,413

                                  (CONTINUED)

                                    EVERGREEN
(Evergreen Graphic          TREASURY MONEY MARKET FUND
    Goes Here)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

*   Collateralized by:
(1)  $15,934,000 U.S. Treasury Notes, 5.625% to 8.875%, 1/15/00 to 11/30/00;
     value including accrued interest-- $16,388,876, $3,120,000 U.S. Treasury Bonds, 6.50% to 6.625%, 11/15/26 to 2/15/27; value including accrued interest-- $3,132,341.
(2)  $27,102,000 U.S. Treasury Bills, 11/13/97 to 8/20/98; value including accrued interest-- $26,192,415, $51,225,000 U.S. Treasury Bonds, 9.25%,
     2/15/16; value including accrued interest-- $65,608,213.
(3)  $357,182,000 U.S. Treasury Strips, 11/15/97 to 8/15/25; value including accrued interest-- $102,000,016.
(4) $13,821,000 U.S. Treasury Bills, 11/13/97; value including accrued interest-- $13,671,982, $52,198,000 U.S. Treasury Notes, 6.625%, 7/31/01;
     value including accrued interest-- $53,339,142, $26,899,000 U.S. Treasury Bonds, 14.25%, 2/15/02; value including accrued interest-- $34,226,067 and $59,973,000 GNMA, 5.50% to 9.50%, 1/1/00 to 4/15/29; value including accrued interest-- $40,063,252.
(5)  $22,982,000 U.S. Treasury Notes, 8.00% to 8.875%, 11/15/98 to 5/15/01;
     value including accrued interest-- $24,047,930 and $55,561,000 U.S. Treasury Bonds, 6.00%, 2/15/26; value including accrued interest-- $50,678,667, $177,031,000 U.S. Treasury Strips, 11/15/97 to
     8/15/21; value including accrued interest-- $68,073,977.
(6)  $90,180,000 U.S. Treasury Bonds, 6.50% to 9.25%, 2/15/16 to 11/15/26; value including accrued interest-- $102,004,192.
(7)  $116,526,310 GNMA, 7.50% to 8.50%; value including accrued interest-- $114,416,627.
(8) $2,600,000 U.S. Treasury Notes, 6.125%, 7/31/00; value including accrued interest-- $2,618,244, $40,200,757 GNMA, 6.50% to 7.50%; value including accrued interest-- $38,819,048.
(9) $50,000,000 U.S. Treasury Notes, 6.50%, 8/15/05; value including accrued interest-- $50,608,142, $128,400,000 U.S. Treasury Bonds, 6.00% to 11.25%,
     2/15/15 to 2/15/26; value including accrued interest-- $130,945,206 and $2,300,000 GNMA, 8.50%; value including accrued interest-- $1,499,795.
(10) $137,932,000 U.S. Treasury Notes, 6.75% to 7.75%, 2/15/98 to 2/15/05; value including accrued interest-- $144,179,245.
(11) $143,930,000 U.S. Treasury Bills, 10/23/97; value including accrued interest-- $142,804,471.
(12) $486,244,112 GNMA, 5.50% to 11.25%, 5/20/99 to 8/20/27; value including accrued interest-- $305,965,182.
(13) $110,393,000 U.S. Treasury Bonds, 7.625% to 14.00%, 2/15/07 to 11/15/11;
     value including accrued interest-- $142,804,948.
(14) $135,815,000 U.S. Treasury Notes, 5.875% to 7.75%, 8/15/98 to 11/30/99;
     value including accrued interest-- $137,374,570, $5,510,000 U.S. Treasury Bills, 12/18/97; value including accrued interest-- $5,426,072.
(15) $49,625,000 U.S. Treasury Notes, 6.375%, 4/30/99; value including accrued interest-- $49,660,151.
(16) & (17) $9,177,000 U.S. Treasury Bills, 2/19/98; value including accrued interest-- $8,948,025, $29,338,000 U.S. Treasury Notes, 5.25% to 6.875%,
     9/30/98 to 5/15/06; value including accrued interest-- $29,858,352, $8,254,000 REMIC, 7.00% to 8.00%, 6/15/06 to 5/20/24; value including accrued interest-- $5,965,419, $90,830,000 U.S. Treasury Strips, 8/15/03 to
     11/15/18; value including accrued interest-- $37,628,410 and $409,435,458
     GNMA, 5.00% to 17.00%, 11/15/97 to 8/20/27; value including accrued interest-- $278,397,905.
(18) $377,414,341 GNMA, 6.00% to 9.50%; value including accrued interest-- $306,004,521.
** Represents investment of cash collateral received for securities on loan. *** Securities on loan (See Note 3).

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                                              (Evergreen Graphic
                      STATEMENTS OF ASSETS AND LIABILITIES         Goes Here)
                                August 31, 1997

                                                               (Logo)            (Logo)            (Logo)             (Logo)
                                                               MONEY          PENNSYLVANIA       TAX EXEMPT         TREASURY
                                                                MARKET        TAX-FREE MONEY     MONEY MARKET      MONEY MARKET
                                                                 FUND          MARKET FUND           FUND              FUND

ASSETS
  Investments in securities..............................  $3,464,439,268      $ 67,388,340    $1,040,038,783    $1,014,551,257
  Investments in repurchase agreements...................               0                 0                 0     2,484,142,656
    Investments at market value (identified cost-
      $3,464,439,268, $67,388,340, $1,040,038,783 and
      $3,498,693,913, respectively)......................   3,464,439,268        67,388,340     1,040,038,783     3,498,693,913
  Cash...................................................          67,134                 0         2,703,051                 0
  Interest receivable....................................      13,537,719           525,390         7,232,591        28,945,172
  Receivable for investments sold........................               0                 0        11,488,005                 0
  Receivable for Fund shares sold........................       6,471,028                 0         1,342,565         1,798,592
  Prepaid expenses and other assets......................         161,476             3,819            44,994            71,884
      Total assets.......................................   3,484,676,625        67,917,549     1,062,849,989     3,529,509,561
LIABILITIES
  Payable for securities on loan.........................               0                 0                 0       483,676,736
  Payable for investments purchased......................               0                 0        15,750,000                 0
  Payable for Fund shares redeemed.......................       6,322,523                 0                 0           549,886
  Dividends payable......................................       9,949,004            85,439         1,703,837        10,996,800
  Due to custodian.......................................               0            29,154                 0                 0
  Distribution fee payable...............................       1,390,333             8,492           360,161         1,266,292
  Due to related parties.................................       1,316,976            54,127           452,256           994,434
  Accrued Trustees' fees and expenses....................          45,487             5,102            25,000           132,000
  Accrued professional fees..............................          26,700            17,900            24,500             6,432
  Accrued expenses and other liabilities.................         301,736            12,953           108,021           206,568
      Total liabilities..................................      19,352,759           213,167        18,423,775       497,829,148
NET ASSETS...............................................  $3,465,323,866      $ 67,704,382    $1,044,426,214    $3,031,680,413
NET ASSETS REPRESENTED BY
  Paid-in capital........................................  $3,465,958,299      $ 67,714,599    $1,044,687,001    $3,031,630,773
  Undistributed net investment income....................           2,555                 0                 0            49,640
  Accumulated net realized gain (loss) on investments....        (636,988)          (10,217)         (260,787)                0
      TOTAL NET ASSETS...................................  $3,465,323,866      $ 67,704,382    $1,044,426,214    $3,031,680,413
NET ASSETS CONSIST OF
  Class A................................................  $2,802,600,125      $ 35,728,195     $ 666,745,832    $2,484,759,269
  Class B................................................      22,872,405                --                --                --
  Class C................................................       5,086,778                --                --                --
  Class K................................................         105,412                --                --                --
  Class Y................................................     634,659,146        31,976,187       377,680,382       546,921,144
                                                           $3,465,323,866      $ 67,704,382    $1,044,426,214    $3,031,680,413
SHARES OUTSTANDING
  Class A................................................   2,802,742,607        35,729,874       666,866,419     2,484,732,831
  Class B................................................      22,875,453                --                --                --
  Class C................................................       5,088,082                --                --                --
  Class K................................................         105,412                --                --                --
  Class Y................................................     635,220,110        31,984,725       377,781,716       546,914,493
NET ASSET VALUE PER SHARE
  Class A................................................   $        1.00      $       1.00     $        1.00     $        1.00
  Class B................................................   $        1.00                --                --                --
  Class C................................................   $        1.00                --                --                --
  Class K................................................   $        1.00                --                --                --
  Class Y................................................   $        1.00      $       1.00     $        1.00     $        1.00

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Graphic
    Goes Here)              STATEMENTS OF OPERATIONS
                           Year Ended August 31, 1997

                                                                (Logo)            (Logo)            (Logo)            (Logo)
                                                                MONEY          PENNSYLVANIA       TAX EXEMPT         TREASURY
                                                                MARKET        TAX-FREE MONEY     MONEY MARKET      MONEY MARKET
                                                                 FUND          MARKET FUND           FUND              FUND

INVESTMENT INCOME
  Interest...............................................    $159,154,235       $2,481,018       $ 45,162,514      $168,500,697
EXPENSES
  Management fee.........................................      13,092,396          275,516          5,695,367        10,831,288
  Distribution Plan expenses.............................       6,359,402           90,259          1,988,796         7,263,329
  Transfer agent fees....................................         923,159           20,100            213,468           184,287
  Custodian fees.........................................         545,241           39,336            266,070           580,475
  Administrative services fees...........................               0           27,793                  0         1,241,466
  Professional fees......................................          32,998           15,890             37,267            28,199
  Trustees' fees and expenses............................          53,364            5,512             25,813            65,862
  Other..................................................         595,807           24,404            123,733           203,935
  Fee waivers and/or expense reimbursements..............      (1,482,584)        (123,088)          (183,559)         (132,244)
      Total expenses.....................................      20,119,783          375,722          8,166,955        20,266,597
  Less: Indirectly paid expenses.........................         (21,867)             (88)           (27,673)           (9,969)
      Net expenses.......................................      20,097,916          375,634          8,139,282        20,256,628
  NET INVESTMENT INCOME..................................     139,056,319        2,105,384         37,023,232       148,244,069
  Net realized loss on investments.......................         (85,308)               0             (2,907)                0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....    $138,971,011       $2,105,384       $ 37,020,325      $148,244,069

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                                              (Evergreen Graphic
                      STATEMENTS OF CHANGES IN NET ASSETS          Goes Here)
                           Year Ended August 31, 1997

                                                                (Logo)            (Logo)            (Logo)            (Logo)
                                                                MONEY          PENNSYLVANIA       TAX EXEMPT         TREASURY
                                                                MARKET        TAX-FREE MONEY     MONEY MARKET      MONEY MARKET
                                                                 FUND          MARKET FUND           FUND              FUND

OPERATIONS
  Net investment income..................................   $ 139,056,319     $   2,105,384     $  37,023,232     $ 148,244,069
  Net realized loss on investments.......................         (85,308)                0            (2,907)                0
      Net increase in net assets resulting from
        operations.......................................     138,971,011         2,105,384        37,020,325       148,244,069
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Class A................................................    (101,255,910)         (905,311)      (20,900,359)     (114,457,775)
  Class B................................................        (509,494)                0                 0                 0
  Class C................................................         (17,908)                0                 0                 0
  Class K................................................          (2,220)                0                 0                 0
  Class Y................................................     (37,268,232)       (1,203,873)      (16,122,873)      (33,786,294)
      Total distributions to shareholders................    (139,053,764)       (2,109,184)      (37,023,232)     (148,244,069)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold..............................   8,940,579,510       127,715,297     2,604,375,798     6,954,597,959
  Proceeds from shares issued in acquisition of Keystone
    Liquid Trust.........................................     163,579,564                 0                 0                 0
  Proceeds from reinvestment of distributions............      38,314,180         1,021,288        14,787,888        19,627,202
  Payment for shares redeemed............................  (8,113,736,002)     (131,543,821)   (2,852,083,788)   (7,310,208,436)
      Net increase (decrease) in net assets resulting
        from capital share transactions..................   1,028,737,252        (2,807,236)     (232,920,102)     (335,983,275)
      Total increase (decrease) in net assets............   1,028,654,499        (2,811,036)     (232,923,009)     (335,983,275)
NET ASSETS
  Beginning of year......................................   2,436,669,367        70,515,418     1,277,349,223     3,367,663,688
  END OF YEAR............................................  $3,465,323,866     $  67,704,382    $1,044,426,214    $3,031,680,413
Undistributed net investment income......................   $       2,555     $           0     $           0     $      49,640

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
(Evergreen Graphic
     Goes Here)        STATEMENTS OF CHANGES IN NET ASSETS
                              Prior Fiscal Periods

                                        (Logo)                      (Logo)                          (Logo)              (Logo)
                                        MONEY                 PENNSYLVANIA TAX-FREE               TAX EXEMPT           TREASURY
                                        MARKET                  MONEY MARKET FUND                MONEY MARKET        MONEY MARKET
                                         FUND                                 YEAR ENDED             FUND                FUND
                                      YEAR ENDED       SIX MONTHS ENDED      FEBRUARY 29,         YEAR ENDED          YEAR ENDED
                                   AUGUST 31, 1996     AUGUST 31, 1996*          1996          AUGUST 31, 1996     AUGUST 31, 1996

OPERATIONS
  Net investment income.........    $   85,949,891       $  1,091,227        $  2,665,986       $   36,638,019      $  121,967,383
  Net realized gain (loss) on
    investments.................           (26,141)              (378)               (189)              (6,227)            161,674
    Net increase in net assets
      resulting from
      operations................        85,923,750          1,090,849           2,665,797           36,631,792         122,129,057
DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME
  Class A.......................       (63,327,347)          (242,309)             (9,466)         (19,837,670)       (101,441,299)
  Class B.......................          (382,116)                 0                   0                    0                   0
  Class Y.......................       (22,240,428)          (848,918)         (2,656,520)         (16,800,349)        (20,526,084)
    Total distributions to
      shareholders..............       (85,949,891)        (1,091,227)         (2,665,986)         (36,638,019)       (121,967,383)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.....     6,275,701,649         61,460,030         179,632,522        2,572,408,736       6,442,829,718
  Proceeds from shares issued in
    acquisition of:
    FFB Cash Management Fund....       592,358,361                  0                   0                    0                   0
    FFB Lexicon Cash Management
      Fund......................        95,834,929                  0                   0                    0                   0
    FFB Tax-Free Money Market
      Fund......................                 0                  0                   0          103,129,021                   0
    FFB U.S. Treasury Fund......                 0                  0                   0                    0       1,070,672,333
    FFB U.S. Government Fund....                 0                  0                   0                    0         327,532,054
    FFB 100% U.S. Treasury
      Fund......................                 0                  0                   0                    0          28,227,573
  Proceeds from reinvestment of
    distributions...............        28,242,023            621,908           1,766,790           16,202,992          17,972,077
  Payment for shares redeemed...    (5,531,191,681)       (79,296,671)       (137,207,686)      (2,390,799,129)     (5,974,992,600)
    Net increase (decrease) in
      net assets resulting from
      capital share
      transactions..............     1,460,945,281        (17,214,733)         44,191,626          300,941,620       1,912,241,155
      Total increase (decrease)
        in net assets...........     1,460,919,140        (17,215,111)         44,191,437          300,935,393       1,912,402,829
NET ASSETS
  Beginning of period...........       975,750,227         87,730,529          43,539,092          976,413,830       1,455,260,859
  END OF PERIOD.................    $2,436,669,367       $ 70,515,418        $ 87,730,529       $1,277,349,223      $3,367,663,688
Undistributed net investment
  income........................    $            0       $      3,800        $      3,800       $            0      $            0

* The Fund changed its fiscal year end from February 29 to August 31.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                                                              (Evergreen Graphic
                     COMBINED NOTES TO FINANCIAL STATEMENTS        Goes Here)

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Money Market Funds (the "Funds") consist of the Evergreen Money Market Fund ("Money Market Fund"), Evergreen Pennsylvania Tax-Free Money Market Fund ("Pennsylvania Tax-Free Money Market Fund"), Evergreen Tax Exempt Money Market Fund ("Tax Exempt Money Market Fund") and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), known collectively as the "Funds". The Funds are all registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Money Market Fund is a series of Evergreen Money Market Trust, Pennsylvania Tax-Free Money Market Fund is a series of Evergreen Tax-Free Trust, Tax Exempt Money Market Fund is a series of Evergreen Municipal Trust and Treasury Money Market Fund is a series of Evergreen Investment Trust.

Each Fund offers Class A and Class Y shares. In addition, the Money Market Fund offers Class B, Class C and Class K shares. Class A shares are sold at net asset value without a front-end sales charge. Class B and Class C shares pay a higher ongoing distribution fee than Class A shares. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class K shares are available for exchange by shareholders of any Keystone Classic Fund. The contingent deferred sales charge applicable to shares of the Keystone Classic Fund exchanged for Class K shares will carry over to the Class K shares received in the exchange. Class Y shares are not subject to any sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

                                    EVERGREEN
(Evergreen Graphic
   Goes Here)   COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Money Market and Tax Exempt Money Market Funds have an unlimited number of $0.0001 par value shares of beneficial interest authorized. The Pennsylvania Tax-Free Money Market and Treasury Money Market Funds have an unlimited number of $.001 par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class A and Class Y shares. In addition, the Money Market Fund offers Class B, Class C and Class K shares. Transactions in shares of beneficial interest (valued at $1.00 per share) of the Funds were as follows:

                                                                            YEAR ENDED AUGUST 31,
MONEY MARKET FUND                                                        1997                  1996
CLASS A
Shares sold.....................................................       4,913,816,942        3,360,065,151
Shares issued in acquisition of:
  FFB Cash Management Fund......................................                   0          592,362,245
  Keystone Liquid Trust.........................................         151,861,145                    0
Shares issued in reinvestment of distributions..................          19,783,898           13,630,468
Shares redeemed.................................................      (4,037,993,646)      (2,895,924,591)
Net increase....................................................       1,047,468,339        1,070,133,273
CLASS B
Shares sold.....................................................          22,383,686           13,107,126
Shares issued in acquisition of Keystone Liquid Trust...........           7,303,582                    0
Shares issued in reinvestment of distributions..................             442,030              307,330
Shares redeemed.................................................         (17,471,935)         (11,123,113)
Net increase....................................................          12,657,363            2,291,343

                                                                      AUGUST 1, 1997
                                                                     (COMMENCEMENT OF
                                                                   CLASS OPERATIONS) TO
                                                                     AUGUST 31, 1997
CLASS C
Shares sold.....................................................           1,309,779
Shares issued in acquisition of Keystone Liquid Trust...........           4,493,120
Shares issued in reinvestment of distributions..................              16,706
Shares redeemed.................................................            (731,523)
Net increase....................................................           5,088,082
CLASS K
Shares sold.....................................................             156,690
Shares issued in reinvestment of distributions..................                 208
Shares redeemed.................................................             (51,486)
Net increase....................................................             105,412

                                                                            YEAR ENDED AUGUST 31,
                                                                           1997                 1996
CLASS Y
Shares sold.....................................................       4,002,912,413        2,902,529,372
Shares issued in acquisition of FFB Lexicon Cash Management
  Fund..........................................................                   0           95,834,876
Shares issued in reinvestment of distributions..................          18,071,338           14,304,225
Shares redeemed.................................................      (4,057,487,412)      (2,624,143,977)
Net increase (decrease).........................................         (36,503,661)         388,524,496

                                    EVERGREEN
                                                              (Evergreen Graphic
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)   Goes Here)

                                                                                                               AUGUST 22, 1995
                                                                                             SIX MONTHS        (COMMENCEMENT OF
                                                                        YEAR ENDED             ENDED         CLASS OPERATIONS) TO
PENNSYLVANIA TAX-FREE MONEY MARKET FUND                              AUGUST 31, 1997      AUGUST 31, 1996     FEBRUARY 29, 1996
CLASS A
Shares sold.....................................................          84,061,251           40,205,338           4,636,845
Shares issued in reinvestment of distributions..................             196,984               35,417               3,934
Shares redeemed.................................................         (70,724,545)         (22,377,383)           (307,967)
Net increase....................................................          13,533,690           17,863,372           4,332,812


                                                                                             SIX MONTHS
                                                                        YEAR ENDED             ENDED              YEAR ENDED
                                                                     AUGUST 31, 1997      AUGUST 31, 1996     FEBRUARY 29, 1996
CLASS Y
Shares sold.....................................................          43,654,046           21,254,692         174,995,677
Shares issued in reinvestment of distributions..................             824,304              586,491           1,762,856
Shares redeemed.................................................         (60,819,276)         (56,919,288)       (136,899,719)
Net increase (decrease).........................................         (16,340,926)         (35,078,105)         39,858,814

                                                                            YEAR ENDED AUGUST 31,
TAX EXEMPT MONEY MARKET FUND                                               1997                 1996
CLASS A
Shares sold.....................................................       1,491,746,339        1,329,098,871
Shares issued in acquisition of FFB Tax-Free Money Market
  Fund..........................................................                   0          103,102,728
Shares issued in reinvestment of distributions..................           3,081,550            3,435,421
Shares redeemed.................................................      (1,488,596,189)      (1,330,067,450)
Net increase....................................................           6,231,700          105,569,570
CLASS Y
Shares sold.....................................................       1,112,629,458        1,243,309,865
Shares issued in reinvestment of distributions..................          11,706,339           12,767,571
Shares redeemed.................................................      (1,363,487,668)      (1,060,731,679)
Net increase (decrease).........................................        (239,151,871)         195,345,757

                                                                            YEAR ENDED AUGUST 31,
TREASURY MONEY MARKET FUND                                                 1997                 1996
CLASS A
Shares sold.....................................................       4,767,671,119        4,828,856,886
Shares issued in acquisition of:
  FFB U.S. Treasury Fund........................................                   0        1,070,688,429
  FFB U.S. Government Fund......................................                   0          327,554,031
  FFB 100% U.S. Treasury Fund...................................                   0           28,227,628
Shares issued in reinvestment of distributions..................          16,715,941           16,836,594
Shares redeemed.................................................      (4,907,328,690)      (4,842,442,130)
Net increase (decrease).........................................        (122,941,630)       1,429,721,438
CLASS Y
Shares sold.....................................................       2,186,926,840        1,613,972,832
Shares issued in reinvestment of distributions..................           2,911,261            1,135,483
Shares redeemed.................................................      (2,402,879,746)      (1,132,550,470)
Net increase (decrease).........................................        (213,041,645)         482,557,845

3. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the year ended August 31, 1997 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received cash as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At August 31, 1997, the value of securities on loan and the value of collateral amounted to $469,852,400 and $475,006,250, respectively. During the year ended August 31, 1997, the Fund earned $499,529 in income from securities lending transactions.

                                    EVERGREEN
(Evergreen Graphic
    Goes Here)  COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On August 31, 1997, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of August 31, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                                                        EXPIRATION
                                                                     2001       2002       2003       2004       2005
Money Market Fund...............................................         --        --    $517,000         --    $33,000
Pennsylvania Tax-Free Money Market Fund.........................         --    $4,000       6,000         --         --
Tax Exempt Money Market Fund....................................   $177,000        --      16,000    $65,000         --

4. DISTRIBUTION PLANS

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds. The Funds have adopted Distribution Plans (the "Plans") for their Class A shares, Class B shares, Class C shares and Class K shares pursuant to Rule 12b-1 under the 1940 Act. The Plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of each Fund, are paid by the Fund and classified as "Distribution Plan expenses". Distribution Plan expenses are calculated daily and paid monthly.

Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed 0.75% of average daily net assets for Class A Shares of Money Market and Tax Exempt Money Market Funds and 0.35% for Class A Shares of the Pennsylvania Tax-Exempt Money Market and Treasury Money Market Funds. The payments for Class A Shares of the Funds are voluntarily limited to 0.30% of average daily net assets.

The Money Market Fund may incur distribution-related and shareholder servicing expenses which may not exceed an annual fee of 1.00% of average daily net assets of its Class B and Class C shares and up to 0.30% of its average daily net assets of its Class K shares.

During the year ended August 31, 1997, amounts paid to EKD pursuant to each Fund's Class A, Class B, Class C and Class K Distribution Plans were as follows:

                                                                       AMOUNTS PAID                    AMOUNTS WAIVED
                                                        CLASS A      CLASS B     CLASS C    CLASS K       CLASS A
Money Market Fund...................................   $6,232,581    $122,419    $4,266      $ 136              --
Pennsylvania Tax-Free Money Market Fund.............       90,259          --        --         --        $ 61,039
Tax Exempt Money Market Fund........................    1,988,796          --        --         --              --
Treasury Money Market Fund..........................    7,263,329          --        --         --              --

EKD has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby EKD will compensate FUBS for certain services provided to shareholders and/or maintenance of shareholder accounts relating to Money Market Fund's Class B shares.

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Money Market Fund. EKD intends to seek full payment of such distribution costs from the Money Market Fund at such time in the future as, and to the extent that, payment thereof by the Class B, Class C or Class K shares would be within permitted limits.

For the Money Market Fund's Class B, Class C and Class K shares, contingent deferred sales charges paid by redeeming shareholders are paid to EKD.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("EAM"), a wholly-owned subsidiary of First Union, is the investment adviser for the Money Market and Tax Exempt Money Market Funds. In return for providing investment management and administrative services to the Funds, the Funds pay EAM a management fee that is calculated daily and paid monthly. The management fee is computed by applying percentage rates starting at 0.50% and declining to 0.45% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina ("FUNB"), a subsidiary of First Union, serves as the investment adviser to the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds. In return for providing investment management and administrative services to the Funds, the Funds pay CMG a management fee that is calculated daily and paid monthly. For the Pennsylvania Tax-Free Money Market Fund, the management fee is calculated by applying percentage rates starting at 0.40% and declining to 0.28% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Tax-Free Money Market Fund. CMG is entitled to an annual fee of 0.35% of the average daily net asset value of the Treasury Money Market Fund.

                                    EVERGREEN
                                                              (Evergreen Graphic
               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)   Goes Here)

Evergreen Keystone Investment Services, Inc. ("EKIS"), a subsidiary of First Union, serves as the administrator for each Fund. Prior to March 11, 1997, EAM was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly BISYS Fund Services became sub-administrator.

The administrator and sub-administrator for the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EKIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds.

During the year ended August 31, 1997, the Pennsylvania Tax-Free Money Market and Treasury Money Market Funds paid or accrued to EKIS $23,109 and $1,030,140, respectively, for certain administrative services.

For the Money Market and Tax Exempt Money Market Funds the administration and sub-administration fees are paid by EAM and are not fund expenses.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to the Money Market and Tax Exempt Money Market Funds. Lieber & Company is reimbursed by EAM, at no additional expense to the Money Market and Tax Exempt Money Market Funds, for its cost of providing sub-investment advisory services.

During the year ended August 31, 1997, the Funds' fees were waived as follows:

                                                            MANAGEMENT
                                                            FEE WAIVER
Money Market Fund........................................  $1,482,584
Pennsylvania Tax-Free Money Market Fund..................      62,049
Tax Exempt Money Market Fund.............................     183,559
Treasury Money Market Fund...............................     132,244

The investment manager can modify or discontinue these voluntary waivers at any time.

Effective May 5, 1997, Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of FUNB, provides transfer and dividend disbursing agent services for the Funds. These services were formerly provided by State Street Bank and Trust Company ("State Street").

As of August 31, 1997, the Funds' accrued or paid to EKSC the following amounts for these services:

Money Market Fund............................................   $482,639
Pennsylvania Tax-Free Money Market Fund......................      3,203
Tax Exempt Money Market Fund.................................     99,662
Treasury Money Market Fund...................................     71,754

For certain accounts of the Money Market and the Treasury Money Market Funds, First Union had been sub-contracted by State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of the Funds, First Union earned a fee which aggregated as follows for the year ended August 31, 1997:

Money Market Fund........................................    $ 32,890
Treasury Money Market Fund...............................      93,455

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BYSIS compensates the officers of the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

                                    EVERGREEN
(Evergreen Graphic
    Goes Here)  COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as a Trustee. Each Trustee's deferred balance is allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Keystone Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of August 31, 1997, the value of the Trustees' deferral accounts was as follows:

Money Market Fund........................................    $ 45,487
Pennsylvania Tax-Free Money Market Fund..................       5,102
Tax Exempt Money Market Fund.............................      18,639
Treasury Money Market Fund...............................     111,635

8. ACQUISITION INFORMATION

Effective August 1, 1997, the Money Market Fund acquired substantially all the assets and assumed the liabilities of Keystone Liquid Trust in exchange for Class A, Class B and Class C shares of the Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Money Market Fund for the net assets of Keystone Liquid Trust. The net assets acquired, valued at $1 per share, amounted to $163,579,564. The aggregate net assets of the Money Market Fund immediately after the acquisition was $3,202,817,920.

Effective January 1, 1996, First Union merged with First Fidelity
Bancorporation. Effective on the close of business January 19, 1996, the Funds noted below acquired substantially all of the net assets of the following management investment companies, previously advised by a subsidiary of First Fidelity Bancorporation, through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                                               CLASS OF
ACQUIRED FUND                                          ACQUIRING FUND          SHARES EXCHANGED           NET ASSETS
FFB Cash Management Fund                             Money Market Fund         Class A                  $  592,358,361
FFB Lexicon Cash Management Fund                     Money Market Fund         Class Y                      95,834,929
FFB Tax-Free Money Market Fund                       Tax Exempt Money          Class A                     103,129,021
                                                     Market Fund
FFB U.S. Treasury Fund                               Treasury Money            Class A                   1,070,672,333
                                                     Market Fund
FFB U.S. Government Fund                             Treasury Money            Class A                     327,532,054
                                                     Market Fund
FFB 100% U.S. Treasury Fund                          Treasury Money            Class A                      28,227,573
                                                     Market Fund

The aggregate net assets of the Money Market, Tax Exempt Money Market and Treasury Money Market Funds immediately after the acquisitions were $1,865,328,722, $1,141,961,188 and $3,053,739,559, respectively.

9. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds.

During the year ended August 31, 1997, the Tax Exempt Money Market Fund had borrowings outstanding for 3 days under the line of credit and incurred $28,513 in interest charges related to these borrowings. The Tax Exempt Money Market Fund's average amount of debt outstanding during the year ended August 31, 1997 aggregated $47,400,000 at a weighted average interest rate of 7.218%. The maximum amount outstanding under the line of credit during the year ended August 31, 1997 was $67,212,367 (including accrued interest). The Funds had no outstanding borrowings under this agreement at August 31, 1997.

10. CONCENTRATION OF CREDIT RISK

The Pennsylvania Tax-Free Money Market Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt money market fund.

                                    EVERGREEN
                                                              (Evergreen Graphic
                       REPORT OF INDEPENDENT ACCOUNTANTS           Goes Here)

TO THE TRUSTEES AND SHAREHOLDERS OF
EVERGREEN MONEY MARKET FUND AND
EVERGREEN TAX EXEMPT MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Evergreen Money Market Fund, (the "Fund"), a series of the Evergreen Money Market Trust, at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated and the financial position of the Evergreen Tax Exempt Money Market Fund (the "Fund"), one of the Evergreen Municipal Trust Portfolios, at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York

October 14, 1997

                                    EVERGREEN
(Evergreen Graphic
     Goes Here)           INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Evergreen Tax-Free Trust
  Evergreen Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Money Market Funds listed below as of August 31, 1997, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods listed below:

    EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND (ONE OF THE PORTFOLIOS CONSTITUTING EVERGREEN TAX-FREE TRUST)-- statement of operations for the year ended August 31, 1997, statements of changes in nets assets for the year ended August 31, 1997, the six-months ended August 31, 1996 and the year ended February 29, 1996, and financial highlights for the periods presented on page 9.

    EVERGREEN TREASURY MONEY MARKET FUND (ONE OF THE PORTFOLIOS CONSTITUTING EVERGREEN INVESTMENT TRUST)-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on page 11.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Pennsylvania Tax-Free Money Market Fund and Evergreen Treasury Money Market Fund as of August 31, 1997, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
October 10, 1997

                                    EVERGREEN
                                                              (Evergreen Graphic
                                                                   Goes Here)
               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
100% of the dividends distributed by the Pennsylvania Tax-Exempt Money Market Fund and the Tax-Exempt Money Market Fund for the year ended August 31, 1997 are exempt from federal income tax, other than alternative minimum tax.

This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                          NOT            May lose value
                          FDIC
                          INSURED        No bank guarantee

                       Evergreen Funds Distributor, Inc.

62545                                                            540710 Rev. 01
                                                                          10/97